                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-07938

Exact name of registrant as specified in charter:
Delaware Investments Minnesota Municipal Income Fund III, Inc.

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: March 31

Date of reporting period: March 31, 2004

Item 1.  Reports to Stockholders




                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

CLOSED END




















Annual Report MARCH 31, 2004
--------------------------------------------------------------------------------
              DELAWARE INVESTMENTS CLOSED-END
              MUNICIPAL BOND FUNDS
























[LOGO] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARIES:
-----------------------------------------------------------------
  Minnesota Municipal Income
    Funds I, II, III                                            5

  Arizona Municipal Income Fund                                 5

  Florida Insured Municipal Income Fund                         6

  Colorado Insured Municipal Income Fund                        6
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                                      7

  Statements of Operations                                     20

  Statements of Changes in Net Assets                          22

  Financial Highlights                                         24

  Notes to Financial Statements                                30
-----------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS                                 34
-----------------------------------------------------------------
BOARD OF DIRECTORS/TRUSTEES
  AND OFFICERS                                                 35
-----------------------------------------------------------------

DIVIDEND REINVESTMENT PLANS
Each Fund offers an automatic dividend reinvestment program. If Fund shares are registered in your name and you are not already reinvesting dividends but would like to do so, contact the dividend plan agent, Mellon Investor Services, L.L.C., at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in "street" name, contact your financial advisor or the broker/dealer holding the shares.

Under the current policies of Arizona Municipal Income Fund, Florida Insured Municipal Income Fund, Minnesota Municipal Income Fund I, and Minnesota Municipal Income Fund II, all distributions of net investment income and capital gains to common stock shareholders are automatically reinvested in additional shares unless shareholders elect to receive all dividends and other distributions in cash paid by check mailed directly to shareholders by the dividend plan agent. Under the current policies of Colorado Insured Municipal Income Fund and Minnesota Municipal Income Fund III, distributions of net investment income and capital gains to common shareholders will be paid in cash unless shareholders notify Mellon Investor Services, L.L.C. of their desire to participate in the dividend reinvestment program.

After each Fund declares a dividend or determines to make a capital gains distribution, the plan agent will, as agent for the participants, receive the cash payment and use it to buy shares in the open market on the American Stock Exchange. The Funds will not issue any new shares in connection with the plan. You can contact Mellon at:

Mellon Investor Services, L.L.C.
Dividend Reinvestment Department
Overpeck Centre
85 Challenger Road
Ridgefield, NJ 07660
800 851-9677


Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

                            DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
PORTFOLIO                   April 8, 2004
  MANAGEMENT REVIEW




FUND MANAGERS
Andrew M. McCullagh
Senior Portfolio Manager
Arizona Municipal Income Fund,
Colorado Insured Municipal Income Fund

Patrick P. Coyne
Executive Vice President/Managing Director/Chief Investment Officer -
Fixed Income
Minnesota Municipal Income Funds I, II, III,
Florida Insured Municipal Income Fund

Denise Franchetti
Portfolio Manager
Minnesota Municipal Income Funds I, II, III,
Florida Insured Municipal Income Fund

Joseph Baxter
Portfolio Manager
Arizona Municipal Income Fund,
Colorado Insured Municipal Income Fund,
Minnesota Municipal Income Funds I, II, III,
Florida Insured Municipal Income Fund

MINNESOTA MUNICIPAL INCOME FUNDS I, II, and III

Q: WHAT KIND OF ENVIRONMENT FOR MUNICIPAL INVESTING DID
   YOU ENCOUNTER IN MINNESOTA DURING THE REPORTING PERIOD?
A: Minnesota's economy continued to emerge from recession but generally remained in solid financial shape compared to most other states. The state benefited from a high degree of personal wealth, a diversified employment base, and low unemployment relative to the national average. These factors led credit-rating agency Standard & Poor's to maintain its AAA rating--the highest possible--on Minnesota's general obligation (GO) debt. In June 2003, however, Moody's, another leading credit rating institution, downgraded the state's GOs from Aaa to Aa1 with a stable outlook. Moody's cited Minnesota's deteriorating financial strength because of substantial spending commitments, a decrease in financial reserves, and overly optimistic revenue projections.

New municipal issuance in the state surpassed $6.1 billion in 2003, representing a 14 percent drop from the prior year's total. In the first quarter of 2004, however, new supply in the state totaled $1.2 billion, an 85 percent increase in issuance over the same time period a year earlier (Source: The Bond Buyer).

Q: HOW DID THE MINNESOTA MUNICIPAL INCOME FUNDS
   PERFORM DURING THE FISCAL YEAR?

A: For the 12-month period ended March 31, 2004, Minnesota Municipal Income Funds I, II, and III returned +6.62%, +7.99%, and +7.43%*, respectively (all returns reflect shares at net asset value with distributions reinvested). For the same period, Minnesota Municipal Income Funds I, II, and III returned +13.86%, +16.87%, and +15.76%, respectively (all returns reflect shares at market price with distributions reinvested). All three Funds outperformed their national benchmark, the Lehman Brothers Municipal Bond Index, which gained +5.86%. The Funds' dividends from net investment income during the past 12 months were exempt from federal income and Minnesota state personal income taxes.+

We attribute much of the Funds' outperformance relative to the Lehman Brothers Municipal Bond Index to the presence of older bonds in the portfolio. We opted to hold onto these securities, issued during more favorable interest-rate environments, because they offered higher amounts of coupon income. In our view, selling these bonds would have passed along unwanted capital gains to our shareholders as well as lowered the Funds' overall yields.

Q: WHAT WAS YOUR STRATEGY IN MANAGING THE
   MINNESOTA FUNDS?
A: With interest rates at historically low levels throughout the period, we anticipated an eventual rise in rates and continued to position the three Fund portfolios for such a scenario. Specifically, we kept the Funds' durations relatively modest to make the portfolios less vulnerable in the event rates increase (duration is a common measure of a bond or bond fund's sensitivity to interest rate changes; the longer the duration, the more sensitive the bond or bond fund is to changes in interest rates). The Funds' durations did naturally lengthen throughout the past 12 months as bonds matured from the portfolios and we were forced to reinvest the proceeds at lower prevailing yields. This activity was manageable throughout the period, however, and as of March 31, 2004, we believed the Funds were well-positioned for the possibility of higher interest rates that are likely to accompany continued economic growth.

* Past performance is not a guarantee of future results.

+ A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

When making new investments, we continued to emphasize public-power revenue bonds, which at period-end made up 25.97%, 6.69%, and 17.06% of portfolio assets in Minnesota Municipal Income Funds I, II, and III, respectively. Our focus was on basic utilities, which provide essential services such as electric generation, transmission, and distribution. Unlike some of their investor-owned counterparts, the public-power utilities we favored provided relatively stable revenue streams. We also liked that most bonds in this area are insured, giving the Funds an extra layer of security. Because there was a healthy supply of public-power bonds during the period, we were able to add to our position in this sector.

We also favored the hospital sector during the period. Following a number of credit problems in the late 1990s and early 2000s, most hospitals have experienced improvements in their financial strength. Despite these improvements, we believe many hospital bonds are still trading at somewhat depressed levels, given the steady credit improvements made. Through careful research, we have sought to identify attractive value opportunities that we believe can offer higher yields with only a modest amount of additional risk. By contrast, continuing care retirement community (CCRC) bonds represented one area of the market that we de-emphasized. We had concerns about the issuers' ability to meet lofty occupancy-rate targets at these care facilities for seniors.

ARIZONA MUNICIPAL INCOME FUND

Q: HOW DID THE FUND PERFORM DURING THE PERIOD?
A: During the 12-month period ended March 31, 2004, the Fund returned +7.86%* (shares at net asset value with distributions reinvested). For the same period, Arizona Municipal Income Fund returned +14.64% (shares at market price with distributions reinvested). For the same period, the benchmark Lehman Brothers Municipal Bond Index rose +5.86%. The Fund's dividends from net investment income during the past 12 months were exempt from federal income and Arizona state personal income taxes.+ The Fund's performance includes two major components: tax-free dividend income as well as capital appreciation driven primarily by modestly declining interest rates during the period.

Q: CAN YOU DESCRIBE SOME ASPECTS OF THE ARIZONA
   MUNICIPAL BOND MARKET?
A: Over the past decade, growth has been driven by the high technology sector and the relatively inexpensive cost of land and housing, in comparison to Southern California. Standard & Poor's recently assigned an AA- rating to Arizona, reflecting the state's declining tax collections and its low, but increasing, debt burden.

Because of Arizona's reliance on the high technology industry, its economic recovery has lagged the nation as a whole. That has led to relatively high vacancies in commercial real estate projects, which in turn affected some bonds in the portfolio. In one instance, a Ginnie Mae bond issued to finance apartment complexes was called by the lender at par because vacancies in the project exceeded a certain level. On the positive side, a number of bonds were "advance refunded" by issuers seeking to take advantage of lower interest rates, which effectively shortens the bonds' maturity, increases credit quality, and boosts prices.

*Past performance is not a guarantee of future results.

+ A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

FLORIDA INSURED MUNICIPAL INCOME FUND

Q: WHAT KIND OF ENVIRONMENT FOR MUNICIPAL INVESTING DID
   YOU ENCOUNTER IN FLORIDA DURING THE REPORTING PERIOD?
A: Florida maintained a strong economy during the past 12 months, thanks in large part to the state's healthy tourism sector. Florida's unemployment rate remained stable and below the national average. Florida's revenues, accumulated primarily through sales taxes, were strong throughout the period, despite the national recession. The state enjoyed a revenue surplus for the 2003 fiscal year and was expected to see the same in 2004 (Source: Standard & Poor's). A strong financial reserve fund added to Florida's fiscal strength. At period end, the state's tax-secured general obligation debt had a credit rating of AA+ from Standard & Poor's and a comparable Aa2 rating from Moody's. Both ratings reflected the state's rising debt levels.

Florida, the nation's fifth-leading issuer of municipal debt in 2003, brought $21 billion in new supply to market that year, representing a 14 percent increase over the prior year's total. Issuance tailed off dramatically during the first three months of 2004, however, as new supply fell more than 40 percent compared to the first three months of 2003 (Source: The Bond Buyer).

Q: HOW DID THE FLORIDA INSURED MUNICIPAL INCOME FUND
   PERFORM DURING THE FISCAL YEAR?
A: For the 12-month period ended March 31, 2004, Florida Insured Municipal Income Fund returned +5.59%* (shares at net asset value with distributions reinvested). For the same period, Florida Insured Municipal Income Fund returned +18.04% (shares at market price with distributions reinvested). During the same period, the benchmark Lehman Brothers Municipal Bond Index gained +5.86%. The Fund's dividends from net investment income during the year were exempt from federal income and Florida intangible personal property taxes.+

The Fund's return at net asset value, which underperformed the Lehman Brothers index, can be attributed to a short duration caused by having an overweighted position in pre-refunded bonds. While these bonds provide desirable yield to the portfolio, they do not benefit from price performance during a declining interest rate environment.

Q: WHAT WAS YOUR STRATEGY IN MANAGING THE FUND?
A: We made relatively few changes to the portfolio during the reporting period. With rates near historically low levels, we did not believe it was in the shareholders' best interest to sell the Fund's older bonds issued during a more attractive interest-rate environment. Doing so would have sacrificed yield as well as resulted in taxable capital gains that would have passed through to investors. With just over three percent of the Fund's assets maturing or called from the portfolio during the period, turnover was very modest. As we mentioned, this management strategy had a somewhat negative effect on the Fund's results during the period. As bonds get closer to maturity, they become less sensitive to declining interest rates. Since declining interest rates benefit bonds, the Fund was not as well positioned to benefit as rates fell. However, we believe that the portfolio's somewhat defensive stance will have a positive influence on performance if interest rates do ultimately increase, as expected.

COLORADO INSURED MUNICIPAL INCOME FUND

Q: WHAT STRATEGIES WERE IMPLEMENTED DURING THE PERIOD?
A: The Fund is managed very conservatively in terms of "duration," a measure of a bond fund's sensitivity to interest rate changes. The shorter the duration, the less the bond fund's price will increase for a given decline in interest rates. We maintained a shorter duration at a time when interest rates were declining, which we believed was a prudent decision given the strengthening economy. Typically, when the economy is recovering, interest rates rise as the demand for credit intensifies and investors demand higher returns to compensate for anticipated inflation.

In addition to its short duration, the Fund only holds AAA-rated insured bonds, the highest possible quality. Issuers include education (Colorado State University System), healthcare (North Colorado Medical Center), as well as a number of bonds financing housing, water, and other utility projects. The Fund contains no bonds that are subject to the alternative minimum tax (AMT), which is significant because an increasing number of taxpayers are subject to the AMT.

* Past performance is not a guarantee of future results.

+ A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

Q: HOW DID THE FUND PERFORM DURING THE FISCAL YEAR?
A: During the 12-month period ended March 31, 2004, the Fund returned +8.05%* (shares at net asset value with distributions reinvested). For the same period, Colorado Municipal Income Fund returned +8.77% (shares at market price with distributions reinvested). For the same period, the benchmark Lehman Brothers Municipal Bond Index rose +5.86%. The Fund's dividends from net investment income during the past 12 months were exempt from federal income and Colorado state personal income taxes.+

The Fund's performance included two major components: tax-free dividend income as well as capital appreciation driven primarily by modestly declining interest rates during the period. Since there are no other closed-end Colorado municipal bond funds, the Lipper peer group to which it is compared is not truly an "apples-to-apples" comparison, but serves as a general peer group comparison.

* Past performance is not a guarantee of future results.

+ A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

DELAWARE INVESTMENTS                                                         DELAWARE INVESTMENTS
  MINNESOTA MUNICIPAL                                                          ARIZONA MUNICIPAL INCOME FUND
  INCOME FUNDS I, II, III
FUND BASICS                                                                  FUND BASICS
As of March 31, 2004                                                         As of March 31, 2004
-----------------------------------------------------------------------      -------------------------------------------------------
Fund Objective:                                                              Fund Objective:
The Funds seek to provide current income exempt from both regular            The Fund seeks to provide current income exempt from
federal income tax and Minnesota personal income tax, consistent with        both regular federal income tax and from Arizona
preservation of capital.                                                     personal income tax, consistent with preservation of
                                                                             capital.
-----------------------------------------------------------------------      -------------------------------------------------------
Total Fund Net Assets:                                                       Total Fund Net Assets:
Fund I     $38.98 million                                                    $46.43 million
Fund II    $110.83 million                                                   -------------------------------------------------------
Fund III   $26.60 million                                                    Number of Holdings:
-----------------------------------------------------------------------      44
Number of Holdings:                                                          -------------------------------------------------------
Fund I     53                                                                Fund Start Date:
Fund II    88                                                                February 26, 1993
Fund III   38                                                                -------------------------------------------------------
-----------------------------------------------------------------------      Your Fund Managers:
Fund Start Date:                                                             Andrew M. McCullagh joined Delaware Investments in
Fund I     May 1, 1992                                                       1997, after holding investment management positions at
Fund II    February 26, 1993                                                 Kirchner, Moore & Co. He holds a bachelor's degree from
Fund III   October 29, 1993                                                  Washington College and a graduate certificate in public
                                                                             finance from the University of Michigan.
                                                                             Joseph Baxter

-----------------------------------------------------------------------
Your Fund Managers:
Patrick P. Coyne is a graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School. Patrick Coyne joined
Delaware Investments' fixed-income department in 1990. Prior to joining
Delaware Investments, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high-grade municipal bonds and municipal futures contracts.

Denise Franchetti received bachelor's and MBA degrees from LaSalle
University. Prior to joining Delaware Investments in 1997, Ms.
Franchetti was a fixed-income trader for Provident Mutual Life
Insurance Company. Before that, she worked as an investment analyst for General Accident Insurance Company. Ms. Franchetti, a CFA Charterholder, is a member of the Association for Investment Management and Research and the Financial Analysts of Philadelphia.

Joseph Baxter has been co-managing the Funds since April 2004, and he replaced M. L. Conery. Mr. Baxter is a graduate of LaSalle University and joined Delaware Investments in 1999. Prior to joining Delaware in 1999, he held investment positions with First Union. Most recently, he served as a municipal portfolio manager for the Evergreen Funds.

DELAWARE INVESTMENTS                                                         DELAWARE INVESTMENTS
  FLORIDA INSURED MUNICIPAL                                                    COLORADO INSURED MUNICIPAL
  INCOME FUND                                                                  INCOME FUND
FUND BASICS                                                                  FUND BASICS
As of March 31, 2004                                                         As of March 31, 2004
-----------------------------------------------------------------------      -------------------------------------------------------
Fund Objective:                                                              Fund Objective:
The Fund seeks to provide current income exempt from regular federal         The Fund seeks to provide current income exempt from
income tax consistent with preservation of capital. The Fund will also       both regular federal income tax and Colorado state
seek to maintain its portfolio so that the Fund's shares will be exempt      personal income tax, consistent with preservation
from the Florida intangible personal property tax.                           of capital.
-----------------------------------------------------------------------      -------------------------------------------------------
Total Fund Net Assets:                                                       Total Fund Net Assets:
$39.24 million                                                               $77.90 million
-----------------------------------------------------------------------      -------------------------------------------------------
Number of Holdings:                                                          Number of Holdings:
33                                                                           47
-----------------------------------------------------------------------      -------------------------------------------------------
Fund Start Date:                                                             Fund Start Date:
February 26, 1993                                                            July 29, 1993
-----------------------------------------------------------------------      -------------------------------------------------------
Your Fund Managers:                                                          Your Fund Managers:
Patrick P. Coyne                                                             Andrew M. McCullagh

Denise Franchetti                                                            Joseph Baxter

Joseph Baxter has been co-managing the Fund since April 2004, and he replaced M. L. Conery.

                      DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND, INC.
STATEMENTS            March 31, 2004
  OF NET ASSETS

                                                    Principal         Market
                                                     Amount           Value

MUNICIPAL BONDS - 149.08%
Airport Revenue Bonds - 8.06%
  Minneapolis/St. Paul Metropolitan
    Airports Commission Revenue
    Series A 5.00% 1/1/30 (AMBAC)                  $  500,000       $  514,570
  Minneapolis/St. Paul Metropolitan
    Airports Commission Revenue
    Series C 5.25% 1/1/32 (FGIC)                    2,500,000        2,626,925
                                                                    ----------
                                                                     3,141,495
                                                                    ----------
City General Obligation Bonds - 2.70%
  Willmar (Rice Memorial Hospital Project)
    5.00% 2/1/32 (FSA)                              1,000,000        1,051,910
                                                                    ----------
                                                                     1,051,910
                                                                    ----------
Continuing Care/Retirement Revenue Bonds - 6.25%
  Minnetonka Housing Facilities Revenue
    (Beacon Hill Housing Project,
    Presbyterian Homes & Services)
    7.70% 6/1/25                                    1,500,000        1,510,710
  St. Paul Housing & Redevelopment
    Authority Revenue
    (Franciscan Health Project)
    5.40% 11/20/42 (GNMA)(FHA)                        880,000          924,088
                                                                    ----------
                                                                     2,434,798
                                                                    ----------
Corporate Backed Revenue Bonds - 4.38%
  Anoka County Solid Waste Disposal
    National Rural Co-Op Utility
    (United Power Association)
    Series A 6.95% 12/1/08 (CFC)(AMT)                 675,000          680,312
  Sartell Environmental Improvement
    Revenue (International Paper)
    Series A 5.20% 6/1/27                           1,000,000        1,027,450
                                                                    ----------
                                                                     1,707,762
                                                                    ----------
Escrowed to Maturity Bonds - 13.29%
  Dakota/Washington Counties
    Housing & Redevelopment
    Authority Single Family
    Mortgage Revenue
    8.375% 9/1/21 (GNMA)(FHA)(AMT)                  2,555,000        3,754,955
  Southern Minnesota Municipal Power
    Agency Series B
    5.50% 1/1/15 (AMBAC)                              390,000          399,341
    5.75% 1/1/11 (FGIC)                             1,000,000        1,024,330
                                                                    ----------
                                                                     5,178,626
                                                                    ----------
Higher Education Revenue Bonds - 2.97%
  University of Minnesota Series A
    5.50% 7/1/21                                    1,000,000        1,157,670
                                                                    ----------
                                                                     1,157,670
                                                                    ----------
Hospital Revenue Bonds - 19.60%
  Bemidji County Health Care Facilities
    (North Country Health Services)
    5.00% 9/1/24 (RADIAN)                           1,000,000        1,025,860
  Duluth Economic Development Authority
    Health Care Facilities Revenue
    Benedictine Health Systems
    (St. Mary's Hospital) 5.25% 2/15/33             1,250,000        1,279,425
  Minneapolis Health Care Facilities
    Revenue (Fairview Hospital &
    Healthcare Service) Series A
    5.25% 11/15/19 (MBIA)                           1,500,000        1,533,435

                                                   Principal          Market
                                                     Amount           Value


MUNICIPAL BONDS (continued)
Hospital Revenue Bonds (continued)
  Minneapolis Health Care System
    Revenue (Allina Health Systems)
    Series A 5.75% 11/15/32                        $1,100,000       $1,171,093
  Minnesota Agricultural & Economic
    Development Health Care System
    (Fairview Hospital) Series A
    6.375% 11/15/29                                 1,750,000        1,922,147
  St. Paul Housing & Redevelopment
    Authority Health Care Facilities
    Revenue (Regions Hospital Project)
    5.30% 5/15/28                                     700,000          706,671
                                                                    ----------
                                                                     7,638,631
                                                                    ----------
Investor Owned Utilities Revenue Bonds - 5.50%
  Bass Brook Pollution Control Revenue
    (Minnesota Power & Light Company
    Project) 6.00% 7/1/22                           2,100,000        2,143,260
                                                                    ----------
                                                                     2,143,260
                                                                    ----------
Miscellaneous Revenue Bonds - 7.04%
  Minneapolis Art Center Facilities Revenue
    (Walker Art Center Project)
    5.125% 7/1/21                                   1,600,000        1,695,376
  Minneapolis Community Development
    Agency Supported Series G-3
    5.45% 12/1/31                                   1,000,000        1,050,440
                                                                    ----------
                                                                     2,745,816
                                                                    ----------
  Multifamily Housing Revenue Bonds - 6.00%
    Minneapolis Multifamily Housing
    Revenue (Seward Towers Project)
    5.00% 5/20/36 (GNMA)                            1,000,000        1,031,060
  Southeastern Minnesota Multi County
    Housing & Redevelopment Authority
    (Winona County) 5.35% 1/1/28                      300,000          304,698
  Washington County Housing &
    Redevelopment Authority Revenue
    (Woodland Park Apartments Project)
    4.70% 10/1/32                                   1,000,000        1,004,730
                                                                    ----------
                                                                     2,340,488
                                                                    ----------
Municipal Lease Revenue Bonds - 4.51%
  St. Paul Port Authority Lease Revenue
    (Cedar Street Office Building Project)
    5.125% 12/1/27                                    500,000          529,800
    5.25% 12/1/27                                   1,150,000        1,227,591
                                                                    ----------
                                                                     1,757,391
                                                                    ----------
Parking Revenue Bonds - 1.79%
  St. Paul Housing & Redevelopment
    Authority Parking Revenue
    (Block 19 Ramp Project) Series A
    5.35% 8/1/29 (FSA)                                650,000          698,763
                                                                    ----------
                                                                       698,763
                                                                    ----------
Political Subdivision General Obligation Bonds - 8.64%
  Hennepin County Series B 5.00% 12/1/18            1,300,000        1,402,726
  Washington County Housing &
    Redevelopment Authority Series B
    5.50% 2/1/22 (MBIA)                               855,000          916,988
    5.50% 2/1/32 (MBIA)                             1,000,000        1,047,310
                                                                    ----------
                                                                     3,367,024
                                                                    ----------

                      DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND, INC. STATEMENTS
  OF NET ASSETS (CONTINUED)




                                                    Principal         Market
                                                     Amount           Value

  MUNICIPAL BONDS (continued)
 *Pre-Refunded Bonds - 8.34%
   Duluth Economic Development Authority
     Health Care Facilities Revenue
     (Duluth Clinic)
     6.30% 11/1/22-04 (AMBAC)                      $  730,000       $   752,404
   Puerto Rico Commonwealth
     6.00% 7/1/26-07                                1,000,000         1,143,210
   St. Francis Independent School
     District #15 Series A
     6.30% 2/1/11-06 (FSA)                          1,250,000         1,354,225
                                                                    -----------
                                                                      3,249,839
                                                                    -----------
  Public Power Revenue Bonds - 25.97%
   Chaska Electric Revenue Series A
     6.00% 10/1/25                                  1,000,000         1,072,380
   Rochester Electric Utility Revenue
     5.25% 12/1/30 (AMBAC)                            150,000           159,093
 **Southern Minnesota Municipal
     Power Agency, Inverse Floater
     Series A 9.36% 1/1/14 (AMBAC)                  2,500,000         3,219,474
   Southern Minnesota Municipal
     Power Agency Series A
     5.00% 1/1/12 (AMBAC)                           1,000,000         1,127,390
     5.00% 10/1/13 (MBIA)                             500,000           563,915
     5.25% 1/1/16 (AMBAC)                           1,000,000         1,140,920
   Western Minnesota Municipal
     Power Agency Series A
     5.00% 1/1/30 (MBIA)                            1,900,000         1,982,631
   Western Minnesota Municipal
     Power Agency Series B
     5.00% 1/1/15 (MBIA)                              765,000           857,917
                                                                    -----------
                                                                     10,123,720
                                                                    -----------
  School District General Obligation Bonds - 13.57%
   Centennial Independent School
     District #012 Series 2002A
     5.00% 2/1/20 (FSA)                               400,000           425,684
   Farmington Independent School
     District #192 5.00% 2/1/23 (FSA)               1,200,000         1,263,036
   Morris Independent School
     District #769 5.00% 2/1/28 (MBIA)              1,000,000         1,046,670
   Mounds View Independent School
     District #621 5.00% 2/1/23 (FSA)               1,020,000         1,079,262
   Robbinsdale Independent School
     District #281 5.00% 2/1/21 (FSA)                 500,000           530,035
   St. Michael Independent School
     District #885
     5.00% 2/1/22 (FSA)                               500,000           527,290
     5.00% 2/1/24 (FSA)                               400,000           418,568
                                                                    -----------
                                                                      5,290,545
                                                                    -----------
  Single Family Housing Revenue Bonds - 3.20%
   Dakota County Housing & Redevelopment
     Authority Single Family
     Mortgage Revenue
     5.85% 10/1/30 (GNMA)(FNMA)(AMT)                   80,000            83,410
   Minnesota State Housing Finance Agency
     Single Family Mortgage Series J
     5.90% 7/1/28 (AMT)                             1,105,000         1,164,670
                                                                    ------------
                                                                      1,248,080
                                                                    -----------

                                                   Principal          Market
                                                     Amount            Value


MUNICIPAL BONDS (continued)
State General Obligation Bonds - 2.73%
  Minnesota State Refunding 5.00% 8/1/21           $1,000,000      $  1,064,820
                                                                   ------------
                                                                      1,064,820
                                                                   ------------
Territorial Revenue Bonds - 4.54%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Revenue
    Series A 5.00% 7/1/38                             300,000           306,189
  Puerto Rico Commonwealth Highway &
    Transportation Authority Revenue
    Series G 5.00% 7/1/42                             250,000           257,030
  Puerto Rico Public Buildings Authority
    Revenue Series D 5.25% 7/1/27                   1,150,000         1,205,338
                                                                   ------------
                                                                      1,768,557
                                                                   ------------
TOTAL MUNICIPAL BONDS (cost $55,181,293)                             58,109,195
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 149.08%
  (cost $55,181,293)                                                 58,109,195
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 2.23%                                            869,259
LIQUIDATION VALUE OF PREFERRED
  STOCK - (51.31%)                                                  (20,000,000)
                                                                   ------------
NET ASSETS APPLICABLE TO 2,594,700 SHARES
  OUTSTANDING - 100.00%                                            $ 38,978,454
                                                                   ============

Net Asset Value Per Common Share
  ($38,978,454 / 2,594,700 Shares)                                       $15.02
                                                                         ------

COMPONENTS OF NET ASSETS AT MARCH 31, 2004:
Common stock, $0.01 par value, 200 million shares
  authorized to the Fund                                           $ 35,426,619
Undistributed net investment income                                     805,302
Accumulated net realized loss on investments                           (181,369)
Net unrealized appreciation of investments                            2,927,902
                                                                   ------------
Total net assets                                                   $ 38,978,454
                                                                   ============

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

**An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of March 31, 2004.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CFC - Insured by the National Rural Utilities Cooperative
      Finance Corporation
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

See accompanying notes

                   DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND II, INC.
STATEMENTS         March 31, 2004
  OF NET ASSETS (CONTINUED)



                                                   Principal          Market
                                                     Amount           Value


MUNICIPAL BONDS - 152.94%
Airport Revenue Bonds - 6.66%
  Minneapolis/St. Paul Metropolitan Airports
    Commission Revenue Series A
    5.00% 1/1/28 (MBIA)                            $1,370,000      $ 1,432,623
    5.00% 1/1/30 (AMBAC)                            1,200,000        1,234,968
  Minneapolis/St. Paul Metropolitan Airports
    Commission Revenue Series B
    5.25% 1/1/24 (FGIC)(AMT)                        1,000,000        1,038,750
  Minneapolis/St. Paul Metropolitan Airports
    Commission Revenue Series C
    5.25% 1/1/32 (FGIC)                             3,500,000        3,677,695
                                                                   -----------
                                                                     7,384,036
                                                                   -----------
City General Obligation Bonds - 3.32%
  Moorhead Series B 5.00% 2/1/33 (MBIA)             2,000,000        2,105,440
  Willmar (Rice Memorial Hospital Project)
    5.00% 2/1/32 (FSA)                              1,500,000        1,577,865
                                                                   -----------
                                                                     3,683,305
                                                                   -----------
Continuing Care/Retirement Revenue Bonds - 4.42%
  Minneapolis Health Care Facility Revenue
    (Jones-Harrison Residence Project)
    6.00% 10/1/27                                   1,565,000        1,503,746
  Minnetonka Housing Facilities Revenue
    (Beacon Hill Senior Housing Project,
    Presbyterian Homes & Services)
    7.55% 6/1/19                                    2,365,000        2,388,981
  Moorhead Economic Development
    Authority Multifamily Revenue
    (Eventide Lutheran Home Project)
    Series B 6.00% 6/1/18                           1,000,000        1,005,700
                                                                   -----------
                                                                     4,898,427
                                                                   -----------
Corporate Backed Revenue Bonds - 5.20%
  Burnsville Commonwealth Development
    (Holiday Inn Project) 5.90% 4/1/08              1,430,000        1,457,470
  Cloquet Pollution Control Revenue
    (Potlatch Corporation) 5.90% 10/1/26            4,500,000        4,306,905
                                                                   -----------
                                                                     5,764,375
                                                                   -----------
Escrowed to Maturity Bonds - 20.65%
  Dakota/Washington Counties Housing &
    Redevelopment Authority Single
    Family Mortgage Revenue
    8.375% 9/1/21 (GNMA)(FHA)(AMT)                  5,500,000        8,083,075
  Metropolitan Council Minneapolis/St. Paul
    Area Sports Facilities Revenue
    (Hubert H. Humphrey Metrodome)
    6.00% 10/1/09                                   2,360,000        2,443,922
  Southern Minnesota Municipal Power
    Agency Supply Revenue Series A
    5.75% 1/1/18                                    3,715,000        3,804,271
  St. Paul Housing & Redevelopment
    Authority Sales Tax (Civic Center Project)
    5.55% 11/1/23                                   2,300,000        2,354,878
    5.55% 11/1/23 (MBIA)                            4,200,000        4,300,212
  Western Minnesota Municipal Power
    Agency Series A 6.625% 1/1/16                   1,535,000        1,899,578
                                                                   -----------
                                                                    22,885,936
                                                                   -----------

                                                   Principal         Market
                                                     Amount           Value

MUNICIPAL BONDS (continued)
Higher Education Revenue Bonds - 7.67%
  Minnesota Higher Education Facilities
    Authority (St. Mary University)
    4.80% 10/1/23                                  $1,400,000      $ 1,387,232
  Minnesota Higher Education Facilities
    Authority (St. Thomas University)
    Series 4-A1 5.625% 10/1/21                      1,000,000        1,033,130
  Minnesota State Higher Education Facilities
    (St. Catherine College) Series 5-N1
    5.375% 10/1/32                                  1,500,000        1,558,035
  St. Cloud Housing & Redevelopment
    Authority Revenue (State University
    Foundation Project) 5.00% 5/1/23                1,000,000        1,046,290
  University of Minnesota Series A
    5.50% 7/1/21                                    3,000,000        3,473,010
                                                                   -----------
                                                                     8,497,697
                                                                   -----------
Hospital Revenue Bonds - 23.72%
  Brainerd Health Care (Evangelical Lutheran
    Health Care Facilities) Series A
    6.65% 3/1/17 (FSA)                              1,195,000        1,200,139
  Duluth Economic Development Authority
    Health Care Facilities Revenue
    Benedictine Health Systems
    (St. Mary's Hospital) 5.25% 2/15/33             4,000,000        4,094,160
  Minneapolis Health Care System Revenue
    (Fairview Health Services)
    Series A 5.625% 5/15/32                         2,750,000        2,916,045
  Minneapolis/St. Paul Housing &
    Redevelopment Authority Health Care
    Systems (Children's Health Care)
    Series A 5.50% 8/15/25 (FSA)                    1,400,000        1,483,706
  Minnesota Agricultural & Economic
    Development Health Care System
    (Fairview Hospital) Series 97A
    5.75% 11/15/26 (MBIA)                           5,550,000        6,178,148
  Minnesota Agricultural & Economic
    Development Health Care System
    (Fairview Hospital) Series A
    6.375% 11/15/29                                 3,300,000        3,624,621
  Rochester Health Care Facilities Revenue
    (Mayo Foundation) Series B
    5.50% 11/15/27                                  3,365,000        3,623,533
  St. Louis Park Health Care Facilities
    Revenue (Park Nicollet Health Services)
    Series B 5.25% 7/1/30                           1,250,000        1,289,400
  St. Paul Housing & Redevelopment
    Authority Health Care Facilities Revenue
    (Regions Hospital Project)
    5.30% 5/15/28                                     300,000          302,859
  Waconia Health Care Facilities Revenue
    (Ridgeview Medical Center Project)
    Series A 6.10% 1/1/19 (RADIAN)                  1,405,000        1,579,670
                                                                   -----------
                                                                    26,292,281
                                                                   -----------
Investor Owned Utilities Revenue Bonds - 6.96%
  Bass Brook Pollution Control Revenue
    (Minnesota Power & Light Company
    Project) 6.00% 7/1/22                           7,560,000        7,715,736
                                                                   -----------
                                                                     7,715,736
                                                                   -----------

                   DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND II, INC. STATEMENTS
  OF NET ASSETS (CONTINUED)




                                                    Principal         Market
                                                     Amount           Value


MUNICIPAL BONDS (continued)
Miscellaneous Revenue Bonds - 3.71%
  Minneapolis Art Center Facilities Revenue
    (Walker Art Center Project)
    5.125% 7/1/21                                  $2,400,000      $ 2,543,064
  Minneapolis Community Development
    Agency (Supported Development
    Revenue Limited Tax Common Bond
    Fund) Series 5 5.70% 12/1/27                      375,000          383,325
  Minneapolis Community Development
    Agency (Supported Development
    Revenue Limited Tax Common Bond
    Fund) Series G1 5.70% 12/1/19                   1,100,000        1,183,721
                                                                   -----------
                                                                     4,110,110
                                                                   -----------
Multifamily Housing Revenue Bonds - 10.97%
  Chanhassen Multifamily Housing Revenue
    (Heritage Park Project Section 8)
    6.20% 7/1/30 (FHA)(AMT)                         1,105,000        1,162,769
  Harmony Multifamily Housing Revenue
    Refunding Section 8 (Zedakah
    Foundation Project)
    Series A 5.95% 9/1/20                           1,000,000          849,110
  Minneapolis Multifamily Housing Revenue
    (Sumner Housing Project)
    Series A 5.15% 2/20/45 (GNMA)(AMT)              3,575,000        3,706,488
  Minnesota State Housing Finance Agency
    Series A 5.00% 2/1/35                           1,000,000        1,021,630
  Minnesota State Housing Finance Agency
    Series D 5.95% 2/1/18 (MBIA)                      995,000        1,025,636
  Minnetonka Housing Facilities (Beacon Hill
    Project, Presbyterian Homes & Services)
    7.25% 6/1/09                                    1,225,000        1,229,092
    7.50% 6/1/14                                      760,000          767,410
  Southeastern Minnesota Multi County
    Housing & Redevelopment Authority
    (Winona County) 5.35% 1/1/28                      870,000          883,624
  Stillwater Multifamily Housing Revenue
    (Stillwater Cottages) (Orleans Homes
    Number One) 7.25% 11/1/27 (AMT)                 1,540,000        1,514,267
                                                                   -----------
                                                                    12,160,026
                                                                   -----------
Municipal Lease Revenue Bonds - 9.16%
  St. Paul Port Authority Lease Revenue
    (Cedar Street Office Building Project)
    5.00% 12/1/22                                   2,385,000        2,523,163
    5.25% 12/1/27                                   2,650,000        2,828,796
  St. Paul Port Authority Lease Revenue
    (Robert Street Office Building Project)
    5.00% 12/1/27                                   2,545,000        2,667,516
  St. Paul Port Authority Lease Revenue
    (Robert Street Office Building Project)
    Series 9 5.25% 12/1/27                          2,000,000        2,134,940
                                                                   -----------
                                                                    10,154,415
                                                                   -----------
Parking Revenue Bonds - 1.21%
  St. Paul Housing & Redevelopment
    Authority Parking Revenue
    (Block 19 Ramp Project)
    Series A 5.35% 8/1/29 (FSA)                     1,250,000        1,343,775
                                                                   -----------
                                                                     1,343,775
                                                                   -----------

                                                   Principal          Market
                                                     Amount            Value


MUNICIPAL BONDS (continued)
Political Subdivision General Obligation Bonds - 6.32%
  Hennepin County Series B
    5.00% 12/1/18                                  $1,000,000       $1,079,020
  Hennepin Regional Railroad Authority
    5.00% 12/1/26                                   3,500,000        3,649,765
  Metropolitan Council Waste Water
    Treatment Series B 5.00% 12/1/21                1,000,000        1,078,420
  Washington County Housing &
    Redevelopment Authority
    Series B 5.50% 2/1/32 (MBIA)                    1,140,000        1,193,933
                                                                    ----------
                                                                     7,001,138
                                                                    ----------
*Pre-Refunded Bonds - 8.16%
  Duluth Economic Development Authority
    Health Care Facilities Revenue
    (Duluth Clinic)
    6.20% 11/1/12-04 (AMBAC)                          280,000          288,431
    6.30% 11/1/22-04 (AMBAC)                          960,000          989,462
  Esko Independent School District #99
    5.65% 4/1/12-05 (FSA)                             550,000          573,667
  Hawley Independent School District #150
    Series A 5.75% 2/1/17-06 (FSA)                  1,000,000        1,073,490
  Minnesota Public Facilities Authority
    Water Pollution Control Revenue
    Series A 6.25% 3/1/16-05                        1,000,000        1,047,390
  Puerto Rico Highway & Transportation
    Authority Revenue Series Y
    5.50% 7/1/26-06                                 3,000,000        3,304,079
**Stewartville Independent School
    District, Inverse Floater #534
    5.75% 2/1/17-05                                 1,705,000        1,767,949
                                                                    ----------
                                                                     9,044,468
                                                                    ----------
Public Power Revenue Bonds - 6.69%
  Rochester Electric Utility Revenue
    5.25% 12/1/30 (AMBAC)                             450,000          477,279
**Southern Minnesota Municipal Power
    Agency, Inverse Floater Series A
    9.36% 1/1/14 (AMBAC)                            3,000,000        3,863,370
    9.36% 1/1/15                                    1,500,000        1,927,785
  Western Minnesota Municipal Power
    Agency Series A 5.00% 1/1/30 (MBIA)             1,100,000        1,147,839
                                                                    ----------
                                                                     7,416,273
                                                                    ----------
School District General Obligation Bonds - 8.31%
  Centennial Independent School
    District #012 Series 2002A
    5.00% 2/1/20 (FSA)                                400,000          425,684
  Farmington Independent School
    District #192 5.00% 2/1/23 (FSA)                1,080,000        1,136,732
  Morris Independent School District #769
    5.00% 2/1/28 (MBIA)                             2,750,000        2,878,342
  Mounds View Independent School
    District #621 5.00% 2/1/23 (FSA)                1,000,000        1,058,100
  Rosemount Independent School
    District #196 Series A 5.70% 4/1/12             1,270,000        1,370,127
  St. Michael Independent School
    District #885
    5.00% 2/1/22 (FSA)                              1,500,000        1,581,870
    5.00% 2/1/24 (FSA)                                725,000          758,655
                                                                    ----------
                                                                     9,209,510
                                                                    ----------

                   DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND II, INC. STATEMENTS
  OF NET ASSETS (CONTINUED)


                                                   Principal         Market
                                                     Amount           Value


MUNICIPAL BONDS (continued)
Single Family Housing Revenue Bonds - 4.02%
  Minnesota State Housing Finance Agency
    Series B 5.35% 1/1/33 (AMT)                    $1,160,000      $  1,204,197
  Minnesota State Housing Finance Agency
    Single Family Housing Series 1992-C2
    6.15%  7/1/23 (AMT)                               920,000           935,796
  Minnesota State Housing Finance Agency
    Single Family Housing Series 1994-J
    6.95% 7/1/26 (AMT)                                745,000           760,757
  Minnesota State Housing Finance Agency
    Single Family Housing Series F
    6.30% 7/1/25                                      565,000           576,938
  Minnesota State Housing Finance Agency
    Single Family Mortgage Series J
    5.90% 7/1/28 (AMT)                                930,000           980,220
                                                                   ------------
                                                                      4,457,908
                                                                   ------------
State General Obligation Bonds - 3.99%
  Minnesota State Refunding 5.00% 8/1/21            3,525,000         3,753,491
**Minnesota State, Inverse Floater
    8.96% 11/1/17                                     570,000           665,760
                                                                   ------------
                                                                      4,419,251
                                                                   ------------
Tax Increment/Special Assessment Bonds - 3.38%
  Becker Tax Increment Series D
    6.25% 8/1/15 (MBIA)(AMT)                        3,700,000         3,749,765
                                                                   ------------
                                                                      3,749,765
                                                                   ------------
Territorial General Obligation Bonds - 2.22%
  Puerto Rico Commonwealth Public
    Improvement Series A
    5.00% 7/1/27                                    1,250,000         1,289,375
    5.50% 7/1/19 (MBIA)                             1,000,000         1,173,080
                                                                   ------------
                                                                      2,462,455
                                                                   ------------
Territorial Revenue Bonds - 3.60%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Revenue
    Series G 5.00% 7/1/42                           1,500,000         1,542,180
  Puerto Rico Electric Power Authority Power
    Revenue Series Z 5.25% 7/1/21                   1,500,000         1,552,845
  Puerto Rico Public Buildings Authority
    Revenue Series D 5.25% 7/1/27                     850,000           890,902
                                                                   ------------
                                                                      3,985,927
                                                                   ------------
Variable Rate Demand Notes - 2.58%
  Minneapolis Multifamily Housing Revenue
    (Seven Corners Apartments Project)
    0.97% 11/1/31                                   1,560,000         1,560,000
  Minneapolis Variable Refunding
    0.87% 12/1/18 SPA                                 800,000           800,000
  Robbinsdale Health Care Facilities Revenue
    (North Memorial Health Care-Tranche I)
    0.95% 5/15/33 (AMBAC)                             500,000           500,000
                                                                   ------------
                                                                      2,860,000
                                                                   ------------
TOTAL MUNICIPAL BONDS (cost $161,077,199)                           169,496,814
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 152.94%
  (cost $161,077,199)                                              $169,496,814
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 1.20%                                          1,331,032
LIQUIDATION VALUE OF PREFERRED STOCK - (54.14%)                     (60,000,000)
                                                                   ------------
NET ASSETS APPLICABLE TO 7,252,200 SHARES
  OUTSTANDING - 100.00%                                            $110,827,846
                                                                   ============

Net Asset Value Per Common Share
  ($110,827,846 / 7,252,200 Shares)                                      $15.28
                                                                         ------

COMPONENTS OF NET ASSETS AT MARCH 31, 2004:
Common stock, $0.01 par value, 200 million
  shares authorized to the Fund                                    $ 99,710,000
Undistributed net investment income                                   3,358,447
Accumulated net realized loss on investments                           (660,216)
Net unrealized appreciation of investments                            8,419,615
                                                                   ------------
Total net assets                                                   $110,827,846
                                                                   ============

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

**An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of March 31, 2004.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
SPA - Stand-by Purchase Agreement

See accompanying notes

                  DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND III, INC.
STATEMENTS        March 31, 2004
  OF NET ASSETS (CONTINUED)




                                                    Principal          Market
                                                     Amount            Value

Municipal Bonds - 154.26%
Airport Revenue Bonds - 9.37%
  Minneapolis/St. Paul Metropolitan Airports
    Commission Revenue Series A
    5.00% 1/1/28 (MBIA)                            $  750,000        $  784,283
    5.00% 1/1/30 (AMBAC)                              750,000           771,855
    5.125% 1/1/25 (FGIC)                              900,000           937,665
                                                                     ----------
                                                                      2,493,803
                                                                     ----------
City General Obligation Bonds - 4.95%
  Moorhead Series B 5.00% 2/1/33 (MBIA)             1,250,000         1,315,900
                                                                     ----------
                                                                      1,315,900
                                                                     ----------
Continuing Care/Retirement Revenue Bonds - 9.37%
  Minnesota Agriculture & Economic
    Development Board Revenue
    (Benedictine Health Systems)
    5.75% 2/1/29                                      600,000           581,832
  St. Paul Housing & Redevelopment Authority
    Revenue (Franciscan Health Project)
    5.40% 11/20/42 (GNMA)(FHA)                      1,820,000         1,911,182
                                                                     ----------
                                                                      2,493,014
                                                                     ----------
Corporate Backed Revenue Bonds - 7.12%
  Cloquet Pollution Control Revenue
    (Potlatch Corporation)
    5.90% 10/1/26                                   1,000,000           957,090
  Minneapolis Community Development
    Agency Supported Development
    Revenue (Pajor Graphics) Series 1
    (LOC US Bank NA) 6.75% 12/1/25 (AMT)              865,000           937,963
                                                                     ----------
                                                                      1,895,053
                                                                     ----------
Escrowed to Maturity Bonds - 12.18%
  University of Minnesota Hospital & Clinics
    6.75% 12/1/16                                   2,580,000         3,240,428
                                                                     ----------
                                                                      3,240,428
                                                                     ----------
Higher Education Revenue Bonds - 9.02%
  Minnesota Higher Education Facilities
    Authority (College of St. Benedict)
    Series 3-W 6.375% 3/1/20                          345,000           345,462
  Minnesota Higher Education Facilities
    Authority (St. Mary's College)
    Series 3-Q 6.15% 10/1/23                        1,000,000         1,010,000
  Minnesota Higher Education Facilities
    Authority (St. Thomas University)
    Series 4-A1 5.625% 10/1/21                      1,010,000         1,043,462
                                                                     ----------
                                                                      2,398,924
                                                                     ----------
Hospital Revenue Bonds - 19.40%
  Bemidji County Health Care Facilities
    (North Country Health Services)
    5.00% 9/1/24 (RADIAN)                             500,000           512,930
  Duluth Economic Development Authority
    Health Care Facilities Revenue
    Benedictine Health Systems
    (St. Mary's Hospital) 5.25% 2/15/33             1,000,000         1,023,540
  Minneapolis Health Care System Revenue
    (Allina Health Systems) Series A
    5.75% 11/15/32                                  1,100,000         1,171,093
  Minnesota Agricultural & Economic
    Development Health Care System
    (Fairview Hospital) Series A
    6.375% 11/15/29                                 1,250,000         1,372,962

                                                    Principal          Market
                                                     Amount             Value

MUNICIPAL BONDS (continued)
Hospital Revenue Bonds (continued)
  Rochester Health Care Facilities Revenue
    (Mayo Foundation) Series B
    5.50% 11/15/27                                 $1,000,000        $1,076,830
                                                                     ----------
                                                                      5,157,355
                                                                     ----------
Investor Owned Utilities Revenue Bonds - 5.77%
  Bass Brook Pollution Control Revenue
    (Minnesota Power & Light Company
    Project) 6.00% 7/1/22                           1,505,000         1,536,003
                                                                     ----------
                                                                      1,536,003
                                                                     ----------
Miscellaneous Revenue Bonds - 1.00%
  Minneapolis Art Center Facilities Revenue
    (Walker Art Center Project)
    5.125% 7/1/21                                     250,000           264,903
                                                                     ----------
                                                                        264,903
                                                                     ----------
Multifamily Housing Revenue Bonds - 15.33%
  Burnsville Multifamily Housing Mortgage
    Revenue SCA Tax Exempt Trust
    Series A 7.10% 1/1/30 (FSA)                     1,950,000         2,020,181
  Minneapolis Multifamily Housing
    Revenue (Gaar Scott Loft Project)
    5.95% 5/1/30 (AMT)                                985,000         1,067,602
  Minneapolis Multifamily Housing Revenue
    (Olson Townhomes Project)
    6.00% 12/1/19 (AMT)                             1,000,000           988,910
                                                                     ----------
                                                                      4,076,693
                                                                     ----------
Municipal Lease Revenue Bonds - 7.97%
  St. Paul Port Authority Lease Revenue
    (Cedar Street Office Building Project)
    5.125% 12/1/27                                    500,000           529,800
    5.25% 12/1/27                                   1,000,000         1,067,470
  St. Paul Port Authority Lease Revenue
    (Robert Street Office Building Project)
    5.00% 12/1/27                                     500,000           524,070
                                                                     ----------
                                                                      2,121,340
                                                                     ----------
Parking Revenue Bonds - 5.86%
  St. Paul Housing & Redevelopment
    Authority Parking Revenue
    (Block 19 Ramp Project) Series A
    5.35% 8/1/29 (FSA)                              1,450,000         1,558,779
                                                                     ----------
                                                                      1,558,779
                                                                     ----------
Political Subdivision General Obligation Bonds - 8.48%
  Metropolitan Council Waste Water
    Treatment Series B 5.00% 12/1/21                  500,000           539,210
  Minneapolis Sports Arena Project
    5.125% 10/1/20                                    750,000           804,765
  Washington County Housing &
    Redevelopment Authority Series B
    5.50% 2/1/22 (MBIA)                               850,000           911,625
                                                                     ----------
                                                                      2,255,600
                                                                     ----------
*Pre-Refunded Bonds - 10.04%
  Duluth Economic Development Authority
    Health Care Facilities Revenue
    (Duluth Clinic) 6.20% 11/1/12-04 (AMBAC)          420,000           432,646
  Esko Independent School District #99
    5.75% 4/1/17-05 (FSA)                           2,145,000         2,239,423
                                                                     ----------
                                                                      2,672,069
                                                                     ----------

                  DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND III, INC. STATEMENTS
  OF NET ASSETS (CONTINUED)


                                                    Principal         Market
                                                     Amount           Value


MUNICIPAL BONDS (continued)
Public Power Revenue Bonds - 17.06%
**Southern Minnesota Municipal Power
    Agency, Inverse Floater Series A
    9.36% 1/1/14 (AMBAC)                           $1,500,000      $  1,931,684
  Southern Minnesota Municipal Power
    Agency Series A
    5.00% 10/1/13 (MBIA)                              500,000           563,915
    5.25% 1/1/15 (AMBAC)                              700,000           799,813
    5.25% 1/1/16 (AMBAC)                              500,000           570,460
  Western Minnesota Municipal Power
    Agency Series B 5.00% 1/1/15 (MBIA)               600,000           672,876
                                                                   ------------
                                                                      4,538,748
                                                                   ------------
Single Family Housing Revenue Bonds - 2.54%
  Minnesota State Housing Finance Agency
    Series B 5.35% 1/1/33 (AMT)                       650,000           674,765
                                                                   ------------
                                                                        674,765
                                                                   ------------
Water & Sewer Revenue Bonds - 8.80%
  Minnesota Public Facilities Authority Water
    Pollution Control Revenue Series B
    5.40% 3/1/15                                    2,200,000         2,341,306
                                                                   ------------
                                                                      2,341,306
                                                                   ------------
TOTAL MUNICIPAL BONDS (cost $38,628,240)                             41,034,683
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 154.26%
  (cost $38,628,240)                                                 41,034,683
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 2.13%                                            566,497
LIQUIDATION VALUE OF PREFERRED
  STOCK - (56.39%)                                                  (15,000,000)
                                                                   ------------
NET ASSETS APPLICABLE TO 1,837,200 SHARES
  OUTSTANDING - 100.00%                                            $ 26,601,180
                                                                   ============

Net Asset Value Per Common Share
($26,601,180 / 1,837,200 Shares)                                         $14.48
                                                                         ------

COMPONENTS OF NET ASSETS AT MARCH 31, 2004:
Common stock, $0.01 par value, 200 million
  shares authorized to the Fund                                    $23,985,129
Undistributed net investment income                                    758,251
Accumulated net realized loss on investments                          (548,643)
Net unrealized appreciation of investments                           2,406,443
                                                                   -----------
Total net assets                                                   $26,601,180
                                                                   ===========

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

**An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of March 31, 2004.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

See accompanying notes

                        DELAWARE INVESTMENTS ARIZONA MUNICIPAL INCOME FUND, INC.
STATEMENTS              March 31, 2004
  OF NET ASSETS (CONTINUED)


                                                    Principal         Market
                                                     Amount           Value

MUNICIPAL BONDS - 149.44%
Airport Revenue Bonds - 6.69%
  Phoenix Civic Improvement Corporation
    Airport Revenue Senior Lien
    Series A 5.00% 7/1/25 (FSA)                    $1,000,000      $ 1,025,810
  Phoenix Civic Improvement Corporation
    Airport Revenue Series B
    5.25% 7/1/27 (FGIC)(AMT)                        2,000,000        2,082,680
                                                                   -----------
                                                                     3,108,490
                                                                   -----------
Charter School Revenue Bonds - 4.39%
  Maricopa County Industrial Development
    Authority (Arizona Charter Schools
    Project I) Series A 6.75% 7/1/29                1,000,000        1,015,950
  Pima County Industrial Development
    Authority (Arizona Charter Schools
    Project II) Series A 6.75% 7/1/31               1,000,000        1,023,060
                                                                   -----------
                                                                     2,039,010
                                                                   -----------
City General Obligation Bonds - 1.13%
  DC Ranch Community Facilities
    5.00% 7/15/27 (AMBAC)                             500,000          523,225
                                                                   -----------
                                                                       523,225
                                                                   -----------
Continuing Care/Retirement Revenue Bonds - 3.42%
  Yavapai County Industrial Development
    Authority Residential Care Facilities
    (Margaret T. Morris Center) Series A
    5.40% 2/20/38 (GNMA)                            1,575,000        1,586,198
                                                                   -----------
                                                                     1,586,198
                                                                   -----------
Dedicated Tax & Fees Revenue Bonds - 7.76%
  Glendale Municipal Property Corporation
    5.00% 7/1/33 (AMBAC)                            3,455,000        3,601,561
                                                                   -----------
                                                                     3,601,561
                                                                   -----------
Escrowed to Maturity Bonds - 10.81%
  Puerto Rico Commonwealth Infrastructure
    Financing Series A 5.50% 10/1/40                4,500,000        5,017,590
                                                                   -----------
                                                                     5,017,590
                                                                   -----------
Higher Education Revenue Bonds - 6.12%
  South Campus Group Student Housing
    Revenue (Arizona State University
    South Campus Project)
    5.625% 9/1/35 (MBIA)                            1,000,000        1,106,410
  Southern Arizona Capital Facilities
    Finance Corporation
    (University of Arizona Project)
    5.00% 9/1/23 (MBIA)                             1,150,000        1,207,546
  University of Arizona Certificates of
    Participation (University of Arizona
    Project) Series B
    5.125% 6/1/22 (AMBAC)                             500,000          530,140
                                                                   -----------
                                                                     2,844,096
                                                                   -----------
Hospital Revenue Bonds - 19.18%
  Maricopa County Industrial Development
    Authority (Mayo Clinic Hospital)
    5.25% 11/15/37                                  2,000,000        2,064,480
  Mohave County Industrial Development
    Authority (Chris/Silver Ridge)
    6.375% 11/1/31 (GNMA)                             260,000          275,855

                                                   Principal         Market
                                                     Amount           Value

MUNICIPAL BONDS (continued)
Hospital Revenue Bonds (continued)
  Scottsdale Industrial Development
    Authority Hospital Revenue
    (Scottsdale Healthcare)
    5.80% 12/1/31                                  $1,000,000      $ 1,065,770
  Show Low Industrial Development
    Authority Hospital Revenue
    (Navapache Regional Medical Center)
    Series A 5.50% 12/1/17 (ACA)                    1,600,000        1,683,632
  University Medical Center Corporation
    Arizona Hospital Revenue
    5.00% 7/1/33                                    1,000,000          997,630
  University of Arizona Medical Center
    6.25% 7/1/16 (MBIA)                               700,000          707,399
  Yavapai County Industrial Development
    Authority (Yavapai Regional Medical
    Center) 5.25% 8/1/21 (RADIAN)                   2,000,000        2,110,820
                                                                   -----------
                                                                     8,905,586
                                                                   -----------
Miscellaneous Revenue Bonds - 8.04%
  Arizona School Facilities Board Revenue
    (State School Improvement)
    Series 2001 5.00% 7/1/19                        2,000,000        2,134,800
  Arizona Student Loan Acquisition
    Authority Revenue Series A-1
    5.90% 5/1/24 (AMT)                              1,500,000        1,597,110
                                                                   -----------
                                                                     3,731,910
                                                                   -----------
Multiamily Housing Revenue Bonds - 3.88%
  Maricopa County Industrial Development
    Authority Multifamily Housing
    Revenue (Sly-Mar Apartments Project)
    6.10% 4/20/36 (GNMA)(AMT)                         465,000          513,532
  Peoria Industrial Development Authority
    Multifamily Housing Revenue
    (Casa Del Rio) Series A
    7.30% 2/20/28 (GNMA)                            1,230,000        1,286,174
                                                                   -----------
                                                                     1,799,706
                                                                   -----------
Municipal Lease Revenue Bonds - 8.24%
  Phoenix Civic Improvement Corporation
    Excise Tax Senior Lien
    (Municipal Courthouse Project)
    Series A 5.25% 7/1/24                           1,000,000        1,061,450
  Prescott Valley Property Corporation
    5.00% 1/1/27 (FGIC)                               500,000          522,485
  Tucson Certificates of Participation
    5.60% 7/1/11                                    1,100,000        1,208,218
  Yuma Municipal Property Corporation
    5.00% 7/1/25 (AMBAC)                            1,000,000        1,034,340
                                                                   -----------
                                                                     3,826,493
                                                                   -----------
Political Subdivision General Obligation Bonds - 3.58%
  Eagle Mountain Community Facilities
    District Series A 6.40% 7/1/17                  1,500,000        1,663,005
                                                                   -----------
                                                                     1,663,005
                                                                   -----------

                        DELAWARE INVESTMENTS ARIZONA MUNICIPAL INCOME FUND, INC. STATEMENTS
  OF NET ASSETS (CONTINUED)

                                                    Principal        Market
                                                     Amount          Value

MUNICIPAL BONDS (continued)
*Pre-Refunded Bonds - 11.79%
   Arizona State Transportation Board
     Highway Revenue Refunding
     5.75% 7/1/18-09                                $2,350,000     $2,720,360
   Arizona Water Infrastructure Finance
     Authority Revenue Water Quality
     Series A 5.05% 10/1/20-11                       1,500,000      1,692,270
   Oro Valley Municipal Property
     Corporation Excise Tax
     5.00% 7/1/20-11 (FGIC)                          1,000,000      1,063,480
                                                                   ----------
                                                                    5,476,110
                                                                   ----------
 Public Power Revenue Bonds - 2.24%
   Salt River Project Arizona Agricultural
     Improvement & Power District
     Electric System Revenue
     (Salt River Project) Series A
     5.00% 1/1/31                                    1,000,000      1,041,270
                                                                   ----------
                                                                    1,041,270
                                                                   ----------
 School District General Obligation Bonds - 17.39%
   Maricopa County School District #6
     (Washington Elementary) Series A
     5.375% 7/1/13 (FSA)                             3,000,000      3,482,219
   Maricopa County School District #6
     (Washington Elementary School
     Improvement Project of 2001)
     Series B 5.00% 7/1/17 (FSA)                     1,000,000      1,118,980
   Maricopa County School District #38
     (Madison Elementary)
     5.00% 7/1/13 (FSA)                              1,250,000      1,413,888
     5.00% 7/1/14 (FSA)                                825,000        931,153
   Tempe Union High School District #213
     5.00% 7/1/14 (FSA)                              1,000,000      1,128,670
                                                                   ----------
                                                                    8,074,910
                                                                   ----------
 Single Family Housing Revenue Bonds - 6.77%
   Phoenix Industrial Development
     Authority Single Family Statewide
     Series A 5.35% 6/1/20
     (GNMA)(FNMA)(FHLMC)(AMT)                        1,430,000      1,494,092
   Phoenix Industrial Development
     Authority Single Family Statewide
     Series C 5.30% 4/1/20
     (GNMA)(FNMA)(FHLMC)(AMT)                        1,090,000      1,145,514
 Pima County Industrial Development
   Authority Single Family Mortgage
   Revenue Series A 6.125% 11/1/33
   (GNMA)(FNMA)(FHLMC)(AMT)                            465,000        501,656
                                                                   ----------
                                                                    3,141,262
                                                                   ----------
Territorial General Obligation Bonds - 0.56%
 Puerto Rico Commonwealth Public
   Improvement Series A 5.125% 7/1/31                  250,000        258,853
                                                                   ----------
                                                                      258,853
                                                                   ----------

                                                    Principal        Market
                                                     Amount           Value

Territorial Revenue Bonds - 22.23%
  Puerto Rico Commonwealth Highway &
    Transportation Authority
    Transportation Refunding Series D
    5.00% 7/1/32 (FSA)                              $8,500,000     $  8,930,100
  Virgin Islands Public Finance
    Authority Revenue Series A
    6.125% 10/1/29 (ACA)                             1,250,000        1,391,038
                                                                   ------------
                                                                     10,321,138
                                                                   ------------
Water & Sewer Revenue Bonds - 5.22%
  Phoenix Civic Improvement Corporation
    Wastewater Refunding Junior Lien
    5.00% 7/1/24 (FGIC)                              1,590,000        1,641,579
  Phoenix Civic Improvement Corporation
    Water Systems Revenue Junior Lien
    5.00% 7/1/26 (FGIC)                                750,000          782,123
                                                                   ------------
                                                                      2,423,702
                                                                   ------------
TOTAL MUNICIPAL BONDS (cost $65,058,444)                             69,384,115
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 149.44%
  (cost $65,058,444)                                                 69,384,115
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 4.41%                                          2,045,263
LIQUIDATION VALUE OF PREFERRED STOCK - (53.85%)                     (25,000,000)
                                                                   ------------
NET ASSETS APPLICABLE TO 2,982,200 COMMON
  SHARES ($0.01 PAR VALUE) OUTSTANDING - 100.00%                   $ 46,429,378
                                                                   ============

Net Asset Value Per Common Share
  ($46,429,378 / 2,982,200 Shares)                                       $15.57
                                                                         ------

COMPONENTS OF NET ASSETS AT MARCH 31, 2004:
Common stock, $0.01 par value, 200 million shares
  authorized to the Fund                                           $ 40,838,893
Undistributed net investment income                                   1,126,683
Accumulated net realized gain on investments                            138,131
Net unrealized appreciation of investments                            4,325,671
                                                                   ------------
Total net assets                                                   $ 46,429,378
                                                                   ============

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company FHLMC - Insured by the Federal Home Loan Mortgage Corporation FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association MBIA - Insured by the Municipal Bond Insurance Association RADIAN - Insured by Radian Asset Assurance

See accompanying notes

                      DELAWARE INVESTMENTS FLORIDA INSURED MUNICIPAL INCOME FUND March 31, 2004
STATEMENTS
  OF NET ASSETS (CONTINUED)



                                                     Principal        Market
                                                      Amount          Value

MUNICIPAL BONDS - 148.30%
Airport Revenue Bonds - 2.77%
  Dade County Aviation Revenue Series 96B
    5.60% 10/1/26 (MBIA)                            $1,000,000     $ 1,087,770
                                                                   -----------
                                                                     1,087,770
                                                                   -----------
Dedicated Tax & Fees Revenue Bonds - 22.93%
  Florida State Department of Transportation
    5.00% 7/1/31 (FGIC)                              1,400,000       1,461,558
  Jacksonville Sales Tax Revenue
    5.00% 10/1/30 (MBIA)                             1,000,000       1,044,990
  Jacksonville Transportation Revenue
    5.25% 10/1/29 (MBIA)                             2,000,000       2,117,420
  Miami Beach Resort Tax Revenue
    5.50% 10/1/16 (AMBAC)                            1,000,000       1,103,440
  Orange County Public Service Tax Revenue
    6.00% 10/1/24 (FGIC)                             3,000,000       3,271,650
                                                                   -----------
                                                                     8,999,058
                                                                   -----------
Higher Education Revenue Bonds - 7.62%
  Florida Agriculture & Mechanical
    University Revenue
    (Student Apartment Facility)
    5.625% 7/1/21 (MBIA)                             1,250,000       1,352,050
  Volusia County Educational
    Facilities Authority
    (Stetson University Project)
    Series A 5.50% 6/1/17 (MBIA)                     1,500,000       1,638,450
                                                                   -----------
                                                                     2,990,500
                                                                   -----------
Hospital Revenue Bonds - 28.03%
  Escambia County Health Facilities
    Authority (Florida Health Care
    Facilities - VHA Program)
    5.95% 7/1/20 (AMBAC)                             3,075,000       3,234,284
  Lee County Memorial Health System
    Board of Directors
    5.00% 4/1/20 (FSA)                               1,000,000       1,052,840
  Orange County Health Facilities
    Authority Revenue
    (Adventist Health Systems)
    5.75% 11/15/25 (AMBAC)                           1,500,000       1,614,465
  Orange County Health Facilities
    Authority Revenue
    (Orlando Regional Healthcare)
    Series A 6.25% 10/1/18 (MBIA)                    2,000,000       2,455,400
  Venice Health Care Revenue
    (Bon Secours Health Systems Project)
    5.60% 8/15/16 (MBIA)                             2,405,000       2,641,604
                                                                   -----------
                                                                    10,998,593
                                                                   -----------
Multifamily Housing Revenue Bonds - 22.95%
  Broward County Housing
    Finance Authority
    (St. Croix Apartments Project)
    Series A 5.45% 11/1/36 (FSA)(AMT)                1,000,000       1,043,740
 Florida Housing Finance Agency
    (Homeowner Mortgage) Series 2
    5.90% 7/1/29 (MBIA)(AMT)                           940,000         989,660

                                                     Principal      Market
                                                      Amount        Value

MUNICIPAL BONDS (continued)
Multifamily Housing Revenue Bonds (continued)
  Florida Housing Finance Agency
    (Leigh Meadows Apartments Section 8)
    Series N 6.30% 9/1/36
    (AMBAC)(AMT)                                    $2,510,000     $2,632,715
  Florida Housing Finance Agency
    (Woodbridge Apartments Project) Series L
    6.05% 12/1/16 (AMBAC)(AMT)                       1,120,000      1,185,654
    6.25% 6/1/36 (AMBAC)(AMT)                        1,500,000      1,576,365
  Volusia County Housing Finance Authority
    (San Marco Apartments) Series A
    5.60% 1/1/44 (FSA)(AMT)                          1,500,000      1,576,875
                                                                   ----------
                                                                    9,005,009
                                                                   ----------
Municipal Lease Revenue Bonds - 23.71%
  Broward School Board Certificates
    of Participation Series A
    5.25% 7/1/24 (FSA)                               1,000,000      1,067,830
  Escambia County School Board
    Certificates of Participation
    Series 2 5.50% 2/1/22 (MBIA)                     5,000,000      5,375,900
  Orange County School Board Certificates
    of Participation Series A
    5.00% 8/1/27 (MBIA)                              1,250,000      1,300,800
  Palm Beach County School Board
    Certificates of Participation
    Series D 5.00% 8/1/28 (FSA)                      1,500,000      1,562,025
                                                                   ----------
                                                                    9,306,555
                                                                   ----------
Ports & Harbors Revenue Bonds - 2.63%
  Florida Ports Financing Commission
    State Transportation Trust Fund
    5.375% 6/1/27 (MBIA)(AMT)                        1,000,000      1,031,670
                                                                   ----------
                                                                    1,031,670
                                                                   ----------
*Pre-Refunded Bonds - 21.96%
  Dade County School Board Certificates
    of Participation Series B
    5.60% 8/1/17-06 (AMBAC)                          1,000,000      1,101,300
  Reedy Creek Improvement District
    (Florida Sports Complex) Series A
    5.75% 6/1/13-05 (MBIA)                           2,300,000      2,423,188
  Sunrise Utility System Revenue Series A
    5.75% 10/1/26-06 (AMBAC)                         2,500,000      2,776,300
  Tampa Utility Tax Improvement Series A
    6.125% 10/1/19-09 (AMBAC)                        1,000,000      1,192,500
  Village Center Community Development
    District Recreational Revenue Series A
    5.85% 11/1/16-06 (MBIA)                          1,000,000      1,125,630
                                                                   ----------
                                                                    8,618,918
                                                                   ----------
State General Obligation Bonds - 5.94%
  Florida State Board of Education
    (Capital Outlay Public Education)
    Series C 6.00% 6/1/21 (FGIC)                     2,000,000      2,329,560
                                                                   ----------
                                                                    2,329,560
                                                                   ----------

                      DELAWARE INVESTMENTS FLORIDA INSURED MUNICIPAL INCOME FUND STATEMENTS
  OF NET ASSETS (CONTINUED)


                                                     Principal       Market
                                                      Amount          Value


MUNICIPAL BONDS (continued)
Water & Sewer Revenue Bonds - 9.76%
 Dade County Water & Sewer System
   Revenue 5.50% 10/1/25 (FGIC)                     $1,100,000     $  1,171,203
 Indian River County Water & Sewer
   Revenue 5.50% 9/1/16 (FGIC)                       1,000,000        1,100,960
 Village Center Community Development
   District Florida Utility Revenue
   5.00% 10/1/36 (MBIA)                              1,500,000        1,559,925
                                                                   ------------
                                                                      3,832,088
                                                                   ------------
TOTAL MUNICIPAL BONDS
 (cost $53,303,445)                                                  58,199,721
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 148.30%
 (cost $53,303,445)                                                  58,199,721
RECEIVABLES AND OTHER ASSETS
 NET OF LIABILITIES - 2.66%                                           1,043,942
LIQUIDATION VALUE OF PREFERRED STOCK - (50.96%)                     (20,000,000)
                                                                   ------------
NET ASSETS APPLICABLE TO 2,422,200 SHARES
 OUTSTANDING - 100.00%                                             $ 39,243,663
                                                                   ============

Net Asset Value Per Common Share
 ($39,243,663 / 2,422,200 Shares)                                        $16.20
                                                                         ------

COMPONENTS OF NET ASSETS AT MARCH 31, 2004:
Common stock, $0.01 par value, unlimited
 shares authorized to the Fund                                     $ 33,361,389
Undistributed net investment income                                     985,998
Net unrealized appreciation of investments                            4,896,276
                                                                   ------------
Total net assets                                                   $ 39,243,663
                                                                   ============

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association

See accompanying notes

               DELAWARE INVESTMENTS COLORADO INSURED MUNICIPAL INCOME FUND, INC. March 31, 2004
STATEMENTS
 OF NET ASSETS (CONTINUED)


                                                     Principal        Market
                                                       Amount         Value

MUNICIPAL BONDS - 148.84%
Airport Revenue Bonds - 10.22%
  Denver City & County Airport Revenue
    Refunding Series E
    5.25% 11/15/23 (MBIA)                           $7,500,000      $ 7,960,275
                                                                    -----------
                                                                      7,960,275
                                                                    -----------
City General Obligation Bonds - 2.68%
  Bowles Metropolitan District
    5.00% 12/1/33 (FSA)                              2,000,000        2,086,340
                                                                    -----------
                                                                      2,086,340
                                                                    -----------
Continuing Care/Retirement Revenue Bonds - 3.46%
  Colorado Health Facilities Authority
    Revenue (Porter Place) Series A
    6.00% 1/20/36 (GNMA)                             2,515,000        2,695,728
                                                                    -----------
                                                                      2,695,728
                                                                    -----------
Convention Center/Auditorium/Hotel Revenue Bonds - 4.00%
  Denver Convention Center Series A
    5.00% 12/1/33 (XLCA)                             3,000,000        3,115,170
                                                                    -----------
                                                                      3,115,170
                                                                    -----------
Dedicated Tax & Fees Revenue Bonds - 11.08%
  Broomfield County Sales & Use Tax
    Revenue Refunding & Improvement
    Series A 5.00% 12/1/31 (AMBAC)                     650,000          676,150
  Denver City & County Excise Tax Revenue
    (Colorado Convention Center Project)
    Series A 5.00% 9/1/20 (FSA)                      6,500,000        6,882,330
  Golden Sales & Use Tax Revenue
    Improvement Series B
    5.10% 12/1/20 (AMBAC)                            1,000,000        1,071,140
                                                                    -----------
                                                                      8,629,620
                                                                    -----------
Higher Education Revenue Bonds - 33.81%
  Boulder County Development Revenue
    (University Corporation for
    Atmospheric Research)
    5.00% 9/1/26 (MBIA)                              4,500,000        4,676,355
  Colorado Educational & Cultural Facilities
    Authority (Johnson & Wales
    University Project) Series A
    5.00% 4/1/28 (XLCA)                              3,000,000        3,114,510
  Colorado Educational & Cultural Facilities
    Authority (University of Colorado
    Foundation Project)
    5.00% 7/1/27 (AMBAC)                             4,000,000        4,168,480
  Colorado Educational & Cultural Facilities
    Authority (University of Denver Project)
    5.50% 3/1/21 (AMBAC)                             3,200,000        3,536,032
  Colorado Educational & Cultural Facilities
    Authority (University of Northern
    Colorado) 5.00% 7/1/31 (MBIA)                    2,500,000        2,586,600
  Colorado Springs Revenue
    (Colorado College Project)
    5.375% 6/1/32 (MBIA)                             5,000,000        5,373,299
  Colorado State Colleges Board of
    Trustees Auxiliary Systems
    Revenue (Adams State College)
    5.75% 5/15/19 (MBIA)                             1,000,000        1,015,730
  Colorado State University Systems
    5.00% 3/1/35 (AMBAC)                             1,800,000        1,871,208
                                                                    -----------
                                                                     26,342,214
                                                                    -----------

                                                    Principal          Market
                                                      Amount           Value


MUNICIPAL BONDS (continued)
Hospital Revenue Bonds - 4.46%
  Colorado Health Facilities Authority
    (Boulder Community Hospital Project)
    Series B 5.875% 10/1/23 (MBIA)                  $1,925,000      $ 1,998,035
  Colorado Health Facilities Authority
    (North Colorado Medical Center)
    5.95% 5/15/12 (MBIA)                             1,420,000        1,474,386
                                                                    -----------
                                                                      3,472,421
                                                                    -----------
Multifamily Housing Revenue Bonds - 5.73%
  Burlingame Multifamily Housing Revenue
    Series A 6.00% 11/1/29 (MBIA)                    2,290,000        2,442,400
  Snowmass Village Multifamily Housing
    Revenue (Essential-Function Housing)
    6.25% 12/15/16 (FSA)                             2,000,000        2,023,120
                                                                    -----------
                                                                      4,465,520
                                                                    -----------
Municipal Lease Revenue Bonds - 17.51%
  Arapahoe County Library District
    Certificates of Participation
    5.70% 12/15/10 (MBIA)                            2,000,000        2,197,319
  Aurora Certificates of Participation
    5.50% 12/1/30 (AMBAC)                            2,000,000        2,186,160
  Aurora Educational Development
    Revenue (Community College of
    Aurora Foundation)
    6.00% 10/15/15 (Connie Lee)                      1,500,000        1,550,715
  Broomfield City & County
    Certificates of Participation
    5.75% 12/1/24 (AMBAC)                            1,500,000        1,684,905
  Eagle County Certificates of
    Participation 5.40% 12/1/18 (MBIA)               1,000,000        1,109,430
  Lakewood Certificates of Participation
    5.375% 12/1/22 (AMBAC)                           2,000,000        2,171,480
  Westminster Building Authority
    Certificates of Participation
    5.25% 12/1/22 (MBIA)                             1,555,000        1,658,470
  Westminster Certificates of Participation
    (Ice Centre Project)
    5.40% 1/15/23 (AMBAC)                            1,000,000        1,078,260
                                                                    -----------
                                                                     13,636,739
                                                                    -----------
Parking Revenue Bonds - 3.48%
  Auraria Higher Education Center Parking
    Facilities System Revenue
    5.50% 4/1/26 (AMBAC)                             2,485,000        2,708,377
                                                                    -----------
                                                                      2,708,377
                                                                    -----------
Political Subdivision General Obligation Bonds - 8.21%
  Arapahoe County Water & Wastewater
    Public Improvement Refunding
    Series A 5.125% 12/1/32 (MBIA)                   1,000,000        1,049,360
  G V R Metropolitan District
    5.75% 12/1/19 (AMBAC)                            1,000,000        1,142,170
  Pueblo County
    5.80% 6/1/11 (MBIA)                              1,405,000        1,522,823
  Pueblo County (Library District Project)
    5.80% 11/1/19 (AMBAC)                            1,395,000        1,597,931
  Stonegate Village Metropolitan District
    Refunding & Improvement Series A
    5.50% 12/1/21 (FSA)                              1,000,000        1,086,170
                                                                    -----------
                                                                      6,398,454
                                                                    -----------

               DELAWARE INVESTMENTS COLORADO INSURED MUNICIPAL INCOME FUND, INC. STATEMENTS
  OF NET ASSETS (CONTINUED)


                                                    Principal         Market
                                                      Amount          Value

MUNICIPAL BONDS (continued)
*Pre-Refunded Bonds - 8.71%
  Archuleta & Hinsdale Counties
    School District #50JT
    5.55% 12/1/20-10 (MBIA)                         $4,000,000     $  4,445,200
  Denver City & County Certificates of
    Participation Series B
    5.50% 12/1/25-06 (AMBAC)                         2,000,000        2,336,340
                                                                   ------------
                                                                      6,781,540
                                                                   ------------
School District General Obligation Bonds - 14.32%
  Adams & Arapahoe Counties
    School District #28J
    5.00% 12/1/22 (FSA)                              2,000,000        2,123,480
  Adams County School District #1
    5.00% 12/1/16 (FSA)                              1,490,000        1,636,616
  Douglas County School District #Re-1
    (Douglas & Elbert Counties)
    5.00% 12/15/21 (MBIA)                            1,000,000        1,048,110
  El Paso County School District #20
    5.625% 12/15/16 (AMBAC)                          2,800,000        3,061,659
    5.625% 12/15/16 (MBIA)                           1,000,000        1,093,450
  Larimer Weld & Boulder Counties
    School Districts #R-2J
    5.00% 12/15/15 (FSA)                             1,950,000        2,195,876
                                                                   ------------
                                                                     11,159,191
                                                                   ------------
Turnpike/Toll Road Revenue Bonds - 13.60%
  E-470 Public Highway Authority Series A
    5.75% 9/1/29 (MBIA)                              3,000,000        3,385,980
    5.75% 9/1/35 (MBIA)                              1,700,000        1,926,559
  Northwest Parkway Public Highway
    Authority Series A
    5.25% 6/15/41 (FSA)                              5,000,000        5,285,550
                                                                   ------------
                                                                     10,598,089
                                                                   ------------
Water & Sewer Revenue Bonds - 7.57%
  Colorado Water Resources & Power
    Development Authority Small Water
    Resources Revenue Series A
    5.80% 11/1/20 (FGIC)                             2,000,000        2,292,880
  Lafayette Water Revenue Series A
    5.00% 12/1/27 (MBIA)                             1,100,000        1,152,063
  Ute Utility Water Conservancy
    District Water Revenue
    5.75% 6/15/20 (MBIA)                             2,155,000        2,454,308
                                                                   ------------
                                                                      5,899,251
                                                                   ------------
TOTAL MUNICIPAL BONDS (cost $107,364,015)                           115,948,929
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 148.84%
  (cost $107,364,015)                                               115,948,929
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 2.51%                                          1,953,717
LIQUIDATION VALUE OF PREFERRED STOCK - (51.35%)                     (40,000,000)
                                                                   ------------
NET ASSETS APPLICABLE TO 4,837,100 SHARES
  OUTSTANDING - 100.00%                                            $ 77,902,646
                                                                   ------------

Net Asset Value Per Common Share
  ($77,902,646/4,837,100 Shares)                                         $16.11
                                                                         ------

COMPONENTS OF NET ASSETS AT MARCH 31, 2004:
Common stock, $0.01 par value, 200 million
  shares authorized to the Fund                                     $67,238,110
Undistributed net investment income                                   2,003,077
Accumulated net realized gain on investments                             76,545
Net unrealized appreciation of investments                            8,584,914
                                                                   ------------
Total net assets                                                    $77,902,646
                                                                    -----------

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
XLCA - Insured by XL Capital Assurance

See accompanying notes

                                                             DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
STATEMENTS                                                   Year Ended March 31, 2004
  OF OPERATIONS




                                                                     Delaware      Delaware           Delaware
                                                                    Investments   Investments        Investments
                                                                     Minnesota     Minnesota          Minnesota
                                                                     Municipal     Municipal          Municipal
                                                                      Income        Income             Income
                                                                    Fund, Inc.   Fund II, Inc.     Fund III, Inc.
INVESTMENT INCOME:
 Interest                                                           $3,066,885    $8,939,709         $2,223,386
                                                                    ----------    ----------         ----------

EXPENSES:
 Management fees                                                       238,071       678,695            165,582
 Accounting and administration expenses                                 85,000        85,292             60,500
 Remarketing agent fees                                                 39,915       119,923             29,260
 Legal and professional fees                                            36,827        41,323             32,152
 Transfer agent fees and expenses                                       30,934        40,928             13,400
 Reports and statements to shareholders                                 16,315        15,680              7,918
 Rating agency fees                                                      9,416         5,853              3,917
 Directors'/Trustees' Fees                                               7,400         9,400              7,000
 Stock exchange fees                                                     2,641         6,015              1,432
 Custodian fees                                                          2,170         5,007              2,000
 Other                                                                   9,684        15,937              4,358
                                                                    ----------    ----------         ----------
                                                                       478,373     1,024,053            327,519
 Less expenses paid indirectly                                          (3,597)       (9,016)            (2,892)
                                                                    ----------    ----------         ----------
 Total expenses                                                        474,776     1,015,037            324,627
                                                                    ----------    ----------         ----------

NET INVESTMENT INCOME                                                2,592,109     7,924,672          1,898,759
                                                                    ----------    ----------         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                     650,891     1,299,317            562,903
  Net change in unrealized appreciation/depreciation of investments   (316,556)      221,686           (350,631)
                                                                    ----------    ----------         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 334,335     1,521,003            212,272
                                                                    ----------    ----------         ----------

DIVIDENDS ON PREFERRED STOCK                                          (262,664)     (595,374)          (152,709)
                                                                    ----------    ----------         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $2,663,780    $8,850,301         $1,958,322
                                                                    ==========    ==========         ==========


See accompanying notes

                                                              DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
STATEMENTS
  OF OPERATIONS (CONTINUED)




                                                                     Delaware        Delaware         Delaware
                                                                    Investments     Investments      Investments
                                                                     Arizona      Florida Insured Colorado Insured
                                                                     Municipal       Municipal        Municipal
                                                                      Income          Income           Income
                                                                    Fund, Inc.         Fund          Fund, Inc.
INVESTMENT INCOME:
 Interest                                                           $3,522,532       $3,069,713      $5,824,466
                                                                    ----------       ----------      ----------

EXPENSES:
 Management fees                                                       283,694          237,523         469,030
 Accounting and administration expenses                                 85,000           85,000          85,000
 Remarketing agent fees                                                 34,907           49,978         102,353
 Legal and professional fees                                            28,607           35,421          39,615
 Transfer agent fees and expenses                                       11,753            9,212          15,839
 Directors'/Trustees' Fees                                               8,900            6,708           8,669
 Reports and statements to shareholders                                  8,171            5,675          25,400
 Rating agency fees                                                      6,000            1,110          12,500
 Stock exchange fees                                                     3,973            2,036           2,702
 Custodian fees                                                          2,911            2,832           4,010
 Other                                                                  10,867            3,080          17,844
                                                                    ----------       ----------      ----------
                                                                       484,783          438,575         782,962
 Less expenses paid indirectly                                          (4,612)          (3,174)         (5,862)
                                                                    ----------       ----------      ----------
 Total expenses                                                        480,171          435,401         777,100
                                                                    ----------       ----------      ----------

NET INVESTMENT INCOME                                                3,042,361        2,634,312       5,047,366
                                                                    ----------       ----------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                      315,397           52,390         223,885
 Net change in unrealized appreciation/depreciation of investments     501,711         (362,616)      1,336,193
                                                                    ----------       ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 817,108         (310,226)      1,560,078
                                                                    ----------       ----------      ----------

DIVIDENDS ON PREFERRED STOCK                                          (271,690)        (209,938)       (435,224)
                                                                    ----------       ----------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $3,587,779       $2,114,148      $6,172,220
                                                                    ==========       ==========      ==========


See accompanying notes

                                                                            DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
STATEMENTS
  OF CHANGES IN NET ASSETS




                                                                               Delaware                      Delaware
                                                                         Investments Minnesota         Investments Minnesota
                                                                            Municipal Income             Municipal Income
                                                                               Fund, Inc.                  Fund II, Inc.

                                                                              Year Ended                     Year Ended
                                                                         3/31/04       3/31/03        3/31/04         3/31/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                $ 2,592,109   $ 2,902,399    $  7,924,672    $  8,290,725
  Net realized gain on investments                                         650,891       995,361       1,299,317         994,489
  Net change in unrealized appreciation/depreciation of investments       (316,556)      973,094         221,686       3,980,122
  Dividends on preferred stock                                            (262,664)     (266,220)       (595,374)       (809,316)
                                                                       -----------   -----------    ------------    ------------
  Net increase in net assets resulting from operations                   2,663,780     4,604,634       8,850,301      12,456,020
                                                                       -----------   -----------    ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  Net investment income                                                 (2,432,531)   (2,309,357)     (7,234,070)     (6,817,138)
  Net realized gain on investments                                      (1,375,191)     (168,655)             --              --
                                                                       -----------   -----------    ------------    ------------
                                                                        (3,807,722)   (2,478,012)     (7,234,070)     (6,817,138)
                                                                       -----------   -----------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS                                   (1,143,942)    2,126,622       1,616,231       5,638,882

NET ASSETS:
  Beginning of period                                                   40,122,396    37,995,774     109,211,615     103,572,733
                                                                       -----------   -----------    ------------    ------------
  End of period                                                        $38,978,454   $40,122,396    $110,827,846    $109,211,615
                                                                       ===========   ===========    ============    ============

Undistributed net investment income                                    $   805,302   $   748,386    $  3,358,447    $  3,203,521
                                                                       ===========   ===========    ============    ============

                                                                                Delaware                    Delaware
                                                                         Investments Minnesota         Investments Arizona
                                                                             Municipal Income            Municipal Income
                                                                              Fund III, Inc.                 Fund, Inc.

                                                                              Year Ended                    Year Ended
                                                                         3/31/04       3/31/03        3/31/04         3/31/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                $ 1,898,759   $ 1,991,078    $  3,042,361    $  3,182,495
  Net realized gain on investments                                         562,903       326,287         315,397         541,098
  Net change in unrealized appreciation/depreciation of investments       (350,631)    1,367,753         501,711       2,392,047
  Dividends on preferred stock                                            (152,709)     (206,640)       (271,690)       (359,145)
                                                                       -----------   -----------    ------------    ------------
  Net increase in net assets resulting from operations                   1,958,322     3,478,478       3,587,779       5,756,495
                                                                       -----------   -----------    ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  Net investment income                                                 (1,616,736)   (1,524,928)     (2,862,912)     (2,803,315)
  Net realized gain on investments                                              --            --        (462,241)       (489,081)
                                                                       -----------   -----------    ------------    ------------
                                                                        (1,616,736)   (1,524,928)     (3,325,153)     (3,292,396)
                                                                       -----------   -----------    ------------    ------------

NET INCREASE IN NET ASSETS                                                 341,586     1,953,550         262,626       2,464,099

NET ASSETS:
  Beginning of period                                                   26,259,594    24,306,044      46,166,752      43,702,653
                                                                       -----------   -----------    ------------    ------------
  End of period                                                        $26,601,180   $26,259,594    $ 46,429,378    $ 46,166,752
                                                                       ===========   ===========    ============    ============

Undistributed net investment income                                    $   758,251   $   607,389    $  1,126,683    $  1,157,606
                                                                       ===========   ===========    ============    ============


See accompanying notes

                                                                           DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
STATEMENTS
  OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                Delaware                     Delaware
                                                                          Investments Florida          Investments Colorado
                                                                            Insured Municipal           Insured Municipal
                                                                              Income Fund                Income Fund, Inc.

                                                                              Year Ended                    Year Ended
                                                                         3/31/04       3/31/03       3/31/04          3/31/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                $ 2,634,312   $ 2,625,096    $ 5,047,366     $ 5,167,308
  Net realized gain on investments                                          52,390       384,200        223,885         770,424
  Net change in unrealized appreciation/depreciation of investments       (362,616)    2,487,451      1,336,193       5,600,747
  Dividends on preferred stock                                            (209,938)     (264,652)      (435,224)       (587,820)
                                                                       -----------   -----------    -----------     -----------
  Net increase in net assets resulting from operations                   2,114,148     5,232,095      6,172,220      10,950,659
                                                                       -----------   -----------    -----------     -----------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  Net investment income                                                 (2,410,089)   (2,276,965)    (4,643,616)     (4,546,921)
  Net realized gain on investments                                        (111,421)           --       (614,312)       (920,984)
                                                                       -----------   -----------    -----------     -----------
                                                                        (2,521,510)   (2,276,965)    (5,257,928)     (5,467,905)
                                                                       -----------   -----------    -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS                                     (407,362)    2,955,130        914,292       5,482,754

NET ASSETS:
  Beginning of period                                                   39,651,025    36,695,895     76,988,354      71,505,600
                                                                       -----------   -----------    -----------     -----------
  End of period                                                        $39,243,663   $39,651,025    $77,902,646     $76,988,354
                                                                       ===========   ===========    ===========     ===========

Undistributed net investment income                                    $   985,998   $   960,590    $ 2,003,077     $ 1,971,928
                                                                       ===========   ===========    ===========     ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND, INC.
                                                                                               Year Ended
                                                                        3/31/04(6)  3/31/03  3/31/02(1)  3/31/01     3/31/00

NET ASSET VALUE, BEGINNING OF PERIOD                                      $15.460   $14.640   $14.790    $14.060      $15.380

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                       0.999     1.119     1.191      1.155        1.180
Net realized and unrealized gain (loss) on investments                      0.130     0.758    (0.323)     0.732       (1.256)
Dividends on preferred stock from:
  Net investment income                                                    (0.054)   (0.094)   (0.178)    (0.317)      (0.272)
  Net realized gain on investments                                         (0.047)   (0.008)       --         --       (0.014)
                                                                         --------  --------  --------   --------     --------
Total dividends on preferred stock                                         (0.101)   (0.102)   (0.178)    (0.317)      (0.286)
                                                                         --------  --------  --------   --------     --------
Total from investment operations                                            1.028     1.775     0.690      1.570       (0.362)
                                                                         --------  --------  --------   --------     --------

LESS DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                      (0.938)   (0.890)   (0.840)    (0.840)      (0.907)
Net realized gain on investments                                           (0.530)   (0.065)       --         --       (0.051)
                                                                         --------  --------  --------   --------     --------
Total dividends and distributions                                          (1.468)   (0.955)   (0.840)    (0.840)      (0.958)
                                                                         --------  --------  --------   --------     --------

NET ASSET VALUE, END OF PERIOD                                            $15.020   $15.460   $14.640    $14.790      $14.060
                                                                         ========   =======   =======    =======      =======

MARKET VALUE, END OF PERIOD                                               $16.600   $16.000   $14.450    $14.300      $13.563
                                                                         ========   =======   =======    =======      =======

TOTAL INVESTMENT RETURN BASED ON:(2)
Market value                                                               13.86%    17.74%     7.00%     12.09%      (12.39%)
Net asset value                                                             6.62%    12.29%     4.81%     11.83%       (2.56%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets applicable to common shares, end of period (000 omitted)       $38,978   $40,122   $37,996    $33,386      $36,488
Ratio of expenses to average net assets applicable to common shares(3)      1.20%     1.21%     1.13%      1.23%        1.36%
Ratio of net investment income to average net assets applicable
  to common shares(3)                                                       6.57%     7.35%     8.00%      8.22%        8.05%
Ratio of net investment income to average net assets applicable
  to common shares net of dividends to preferred shares(4)                  5.90%     6.68%     6.84%      6.00%        6.17%
Portfolio turnover                                                            50%       38%       15%         6%          12%

LEVERAGE ANALYSIS:
Value of preferred shares outstanding (000 omitted)                       $20,000   $20,000   $20,000    $20,000      $20,000
Net asset coverage per share of preferred shares, end of period          $147,445  $150,306  $144,989   $145,964     $141,221
Liquidation value per share of preferred shares(5)                       $ 50,000  $ 50,000  $ 50,000   $ 50,000     $ 50,000

(1) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the period ended March 31, 2002 was an increase in net investment income per share of $0.006, a decrease in net realized and unrealized gain (loss) per share of $0.006, and an increase in the ratio of net investment income to average net assets of 0.04%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4) Ratio reflects total net investment income less dividends paid to preferred shareholders divided by average net assets applicable to common shareholders.

(5) Excluding any accumulated but unpaid dividends.

(6) The average shares outstanding method has been applied for per share information.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND II, INC
                                                                                             Year Ended
                                                                        3/31/04(6)  3/31/03  3/31/02(1)  3/31/01      3/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                                      $15.060   $14.280   $14.450    $13.590      $14.950

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                       1.093     1.143     1.163      1.168        1.176
Net realized and unrealized gain (loss) on investments                      0.207     0.689    (0.313)     0.850       (1.411)
Dividends on preferred stock from:
  Net investment income                                                    (0.082)   (0.112)   (0.182)    (0.340)      (0.307)
                                                                         --------  --------  --------   --------     --------
Total dividends on preferred stock                                         (0.082)   (0.112)   (0.182)    (0.340)      (0.307)
                                                                         --------  --------  --------   --------     --------
Total from investment operations                                            1.218     1.720     0.668      1.678       (0.542)
                                                                         --------  --------  --------   --------     --------

LESS DIVIDENDS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                      (0.998)   (0.940)   (0.838)    (0.818)      (0.818)
                                                                         --------  --------  --------   --------     --------
Total dividends                                                            (0.998)   (0.940)   (0.838)    (0.818)      (0.818)
                                                                         --------  --------  --------   --------     --------

NET ASSET VALUE, END OF PERIOD                                            $15.280   $15.060   $14.280    $14.450      $13.590
                                                                         ========  ========  ========   ========     ========

Market value, end of period                                               $16.800   $15.300   $14.050    $14.080      $12.438
                                                                         ========  ========  ========   ========     ========

TOTAL INVESTMENT RETURN BASED ON:(2)
Market value                                                               16.87%    15.84%     5.75%     20.37%      (12.28%)
Net asset value                                                             7.99%    12.19%     4.73%     13.06%       (3.43%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets applicable to common shares, end of period (000 omitted)      $110,828  $109,212  $103,573   $104,775      $98,574
Ratio of expenses to average net assets applicable to common shares(3)      0.93%     1.03%     1.06%      1.01%        0.99%
Ratio of net investment income to average net assets applicable
 to common shares(3)                                                       7.23%      7.74%     8.03%      8.42%        8.44%
Ratio of net investment income to average net assets applicable
 to common shares net of dividends to preferred shares(4)                   6.69%     6.99%     6.79%      5.96%        6.24%
Portfolio turnover                                                            34%       22%        7%         3%           4%

LEVERAGE ANALYSIS:
Value of preferred shares outstanding (000 omitted)                       $60,000   $60,000   $60,000    $60,000      $60,000
Net asset coverage per share of preferred shares, end of period          $142,357  $141,010  $136,311   $137,312     $132,145
Liquidation value per share of preferred shares(5)                       $ 50,000  $ 50,000  $ 50,000   $ 50,000     $ 50,000

(1) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the period ended March 31, 2002 was an increase in net investment income per share of $0.003, a decrease in net realized and unrealized gain (loss) per share of $0.003, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4) Ratio reflects total net investment income less dividends paid to preferred shareholders divided by average net assets applicable to common shareholders.

(5) Excluding any accumulated but unpaid dividends.

(6) The average shares outstanding method has been applied for per share information.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND III, INC.
                                                                                              Year Ended
                                                                         3/31/04(6) 3/31/03  3/31/02(1)  3/31/01   3/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                                      $14.290   $13.230   $13.420    $12.560    $13.970

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                       1.034     1.084     1.064      1.065      1.075
Net realized and unrealized gain (loss) on investments                      0.119     0.918    (0.306)     0.889     (1.425)
Dividends on preferred stock from:
  Net investment income                                                    (0.083)   (0.112)   (0.183)    (0.336)    (0.302)
                                                                         --------  --------  --------   --------   --------
Total dividends on preferred stock                                         (0.083)   (0.112)   (0.183)    (0.336)    (0.302)
                                                                         --------  --------  --------   --------   --------
Total from investment operations                                            1.070     1.890     0.575      1.618     (0.652)
                                                                         --------  --------  --------   --------   --------

LESS DIVIDENDS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                      (0.880)   (0.830)   (0.765)    (0.758)    (0.758)
                                                                         --------  --------  --------   --------   --------
Total dividends                                                            (0.880)   (0.830)   (0.765)    (0.758)    (0.758)
                                                                         --------  --------  --------   --------   --------

NET ASSET VALUE, END OF PERIOD                                            $14.480   $14.290   $13.230    $13.420    $12.560
                                                                         ========  ========  ========   ========   ========

MARKET VALUE, END OF PERIOD                                               $16.160   $14.800   $13.000    $13.000    $11.750
                                                                         ========  ========  ========   ========   ========

TOTAL INVESTMENT RETURN BASED ON:(2)
Market value                                                               15.76%    20.72%      5.93%    17.57%    (11.70%)
Net asset value                                                             7.43%    14.53%      4.43%    13.54%     (4.57%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets applicable to common shares, end of period (000 omitted)       $26,601   $26,260   $24,306    $24,659    $23,075
Ratio of expenses to average net assets applicable to common shares(3)      1.23%     1.32%     1.49%      1.42%      1.33%
Ratio of net investment income to average net assets applicable
  to common shares(3)                                                       7.20%     7.80%     7.88%      8.30%      8.33%
Ratio of net investment income to average net assets applicable
  to common shares net of dividends to preferred shares(4)                  6.62%     6.99%     6.56%      5.68%      5.99%
Portfolio turnover                                                            41%       23%        5%         5%        16%

LEVERAGE ANALYSIS:
Value of preferred shares outstanding (000 omitted)                       $15,000   $15,000   $15,000    $15,000    $15,000
Net asset coverage per share of preferred shares, end of period          $138,670  $137,532  $131,007   $132,197   $126,916
Liquidation value per share of preferred shares(5)                        $50,000   $50,000   $50,000    $50,000    $50,000

(1) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the period ended March 31, 2002 was an increase in net investment income per share of $0.007, a decrease in net realized and unrealized gain (loss) per share of $0.007, and an increase in the ratio of net investment income to average net assets of 0.04%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4) Ratio reflects total net investment income less dividends paid to preferred shareholders divided by average net assets applicable to common shareholders.

(5) Excluding any accumulated but unpaid dividends.

(6) The average shares outstanding method has been applied for per share information.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       DELAWARE INVESTMENTS ARIZONA MUNICIPAL INCOME FUND, INC.
                                                                                              Year Ended
                                                                        3/31/04(6)  3/31/03 3/31/02(1)   3/31/01     3/31/00

NET ASSET VALUE, BEGINNING OF PERIOD                                      $15.480   $14.650   $14.970    $14.000      $15.290

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                       1.020     1.067     1.113      1.124        1.115
Net realized and unrealized gain (loss) on investments                      0.276     0.988    (0.257)     0.965       (1.333)
Dividends on preferred stock from:
  Net investment income                                                    (0.075)   (0.103)   (0.164)    (0.346)      (0.299)
  Net realized gain on investments                                         (0.016)   (0.018)   (0.051)        --           --
                                                                         --------  --------  --------   --------     --------
Total dividends on preferred stock                                         (0.091)   (0.121)   (0.215)    (0.346)      (0.299)
                                                                         --------  --------  --------   --------     --------
Total from investment operations                                            1.205     1.934     0.641      1.743       (0.517)
                                                                         --------  --------  --------   --------     --------

LESS DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                      (0.960)   (0.940)   (0.817)    (0.773)      (0.773)
Net realized gain on investments                                           (0.155)   (0.164)   (0.144)        --           --
                                                                         --------  --------  --------   --------     --------
Total dividends and distributions                                          (1.115)   (1.104)   (0.961)    (0.773)      (0.773)
                                                                         --------  --------  --------   --------     --------

NET ASSET VALUE, END OF PERIOD                                            $15.570   $15.480   $14.650    $14.970      $14.000
                                                                         ========  ========  ========   ========     ========

MARKET VALUE, END OF PERIOD                                               $16.560   $15.490   $14.750    $14.250      $12.625
                                                                         ========  ========  ========   ========     ========

TOTAL INVESTMENT RETURN BASED ON:(2)
Market value                                                               14.64%    12.74%    10.22%     19.28%      (11.65%)
Net asset value                                                             7.86%    13.44%     4.21%     13.00%       (3.10%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets applicable to common shares, end of period (000 omitted)       $46,429   $46,167   $43,703    $44,637      $41,758
Ratio of expenses to average net assets applicable to common shares(3)      1.05%     1.16%     1.19%      1.18%        1.21%
Ratio of net investment income to average net assets applicable
  to common shares(3)                                                       6.63%     6.96%     7.41%      7.86%        7.84%
Ratio of net investment income to average net assets applicable
  to common shares net of dividends to preferred shares(4)                  6.04%     6.18%     5.99%      5.44%        5.74%
Portfolio turnover                                                            30%       24%       43%        24%          41%

LEVERAGE ANALYSIS:
Value of preferred shares outstanding (000 omitted)                       $25,000   $25,000   $25,000    $25,000      $25,000
Net asset coverage per share of preferred shares, end of period          $142,858  $142,334  $137,405   $139,274     $133,516
Liquidation value per share of preferred shares(5)                        $50,000   $50,000   $50,000    $50,000      $50,000

(1) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the period ended March 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4) Ratio reflects total net investment income less dividends paid to preferred shareholders divided by average net assets applicable to common shareholders.

(5) Excluding any accumulated but unpaid dividends.

(6) The average shares outstanding method has been applied for per share information.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              DELAWARE INVESTMENTS FLORIDA INSURED MUNICIPAL INCOME FUND
                                                                                      Year Ended
                                                              3/31/04(6) 3/31/03      3/31/02(1)   3/31/01     3/31/00

NET ASSET VALUE, BEGINNING OF PERIOD                          $16.370     $15.150      $15.400     $14.340      $15.670

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           1.088       1.084        1.071       1.087        1.092
Net realized and unrealized gain (loss) on investments         (0.130)      1.186       (0.337)      1.068       (1.368)
Dividends on preferred stock from:
 Net investment income                                         (0.082)     (0.109)      (0.179)     (0.337)      (0.296)
 Net realized gain on investments                              (0.005)         --           --          --           --
                                                             --------    --------     --------    --------     --------
Total dividends on preferred stock                             (0.087)     (0.109)      (0.179)     (0.337)      (0.296)
                                                             --------    --------     --------    --------     --------
Total from investment operations                                0.871       2.161        0.555       1.818       (0.572)
                                                             --------    --------     --------    --------     --------
LESS DIVIDENDS TO COMMON SHAREHOLDERS FROM:
Net investment income                                          (0.995)     (0.941)      (0.805)     (0.758)      (0.758)
Net realized gain on investments                               (0.046)         --           --          --           --
                                                             --------    --------     --------    --------     --------
Total dividends                                                (1.041)     (0.941)      (0.805)     (0.758)      (0.758)
                                                             --------    --------     --------    --------     --------
NET ASSET VALUE, END OF PERIOD                                $16.200     $16.370      $15.150     $15.400      $14.340
                                                             ========    ========     ========    ========     ========
MARKET VALUE, END OF PERIOD                                   $16.650     $15.050      $14.020     $13.180      $11.750
                                                             ========    ========     ========    ========     ========

TOTAL INVESTMENT RETURN BASED ON:(2)
Market value                                                   18.04%      14.17%       12.63%      19.06%      (15.57%)
Net asset value                                                 5.59%      14.92%        4.16%      13.99%       (3.01%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets applicable to common shares, end of period
 (000 omitted)                                                $39,244     $39,651      $36,696     $37,300      $34,730
Ratio of expenses to average net assets applicable to
 common shares(3)                                               1.11%       1.18%        1.34%        1.32%       1.31%
Ratio of net investment income to average net assets
 applicable to common shares(3)                                 6.70%       6.81%        6.95%       7.38%        7.50%
Ratio of net investment income to average net assets
 applicable to common shares net of dividends to
 preferred shares(4)                                            6.16%       6.13%        5.79%       5.10%        5.47%
Portfolio turnover                                                 3%         13%          13%          8%           6%

LEVERAGE ANALYSIS:
Value of preferred shares outstanding (000 omitted)           $20,000     $20,000      $20,000     $20,000      $20,000
Net asset coverage per share of preferred shares,
 end of period                                               $148,110    $149,128     $141,740    $143,249     $136,825
Liquidation value per share of preferred shares(5)            $50,000     $50,000      $50,000     $50,000      $50,000


(1) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no effect on the Fund's results of operations for the period ended March 31, 2002. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4) Ratio reflects total net investment income less dividends paid to preferred shareholders divided by average net assets applicable to common shareholders.

(5) Excluding any accumulated but unpaid dividends.

(6) The average shares outstanding method has been applied for per share information.

See accompanying notes

FINANCIAL
 HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                          DELAWARE INVESTMENTS COLORADO INSURED MUNICIPAL INCOME FUND, INC.
                                                                                    Year Ended
                                                              3/31/04(6)  3/31/03      3/31/02(1)  3/31/01      3/31/00

NET ASSET VALUE, BEGINNING OF PERIOD                          $15.920     $14.780      $15.260     $13.870      $15.220

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           1.043       1.068        1.094       1.105        1.099
Net realized and unrealized gain (loss) on investments          0.324       1.324       (0.401)      1.373       (1.417)
Dividends on preferred stock from:
 Net investment income                                         (0.077)     (0.098)      (0.172)     (0.342)      (0.297)
 Net realized gain on investments                              (0.013)     (0.023)      (0.051)         --           --
                                                             --------    --------     --------    --------     --------
Total dividends on preferred stock                             (0.090)     (0.121)      (0.223)     (0.342)      (0.297)
                                                             --------    --------     --------    --------     --------
Total from investment operations                                1.277       2.271        0.470       2.136       (0.615)
                                                             --------    --------     --------    --------     --------

LESS DIVIDENDS AND DISTRIBUTIONS TO COMMON
 SHAREHOLDERS FROM:
Net investment income                                          (0.960)     (0.940)      (0.818)     (0.746)      (0.735)
Net realized gain on investments                               (0.127)     (0.191)      (0.132)         --           --
                                                             --------    --------     --------    --------     --------

Total dividends and distributions                              (1.087)     (1.131)      (0.950)     (0.746)      (0.735)
                                                             --------    --------     --------    --------     --------

NET ASSET VALUE, END OF PERIOD                                $16.110     $15.920      $14.780     $15.260      $13.870
                                                             ========    ========     ========    ========     ========
MARKET VALUE, END OF PERIOD                                   $16.960     $16.650      $14.700     $14.560      $12.563
                                                             ========    ========     ========    ========     ========

TOTAL INVESTMENT RETURN BASED ON:(2)
Market value                                                    8.76%      21.31%        7.52%      22.42%      (11.05%)
Net asset value                                                 8.05%      15.37%        3.15%      16.21%       (3.62%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets applicable to common shares, end of period
 (000 omitted)                                                $77,903     $76,988      $71,506     $73,817      $67,093
Ratio of expenses to average net assets applicable to
 common shares(3)                                               1.01%       1.05%        1.01%       1.06%        1.08%
Ratio of net investment income to average net assets
 applicable to common shares(3)                                 6.54%       6.83%        7.18%       7.68%        7.84%
Ratio of net investment income to average net assets
 applicable to common shares net of dividends to
 preferred shares(4)                                            5.98%       6.08%        5.71%       5.31%        5.72%
Portfolio turnover                                                13%         14%          37%         56%          37%

LEVERAGE ANALYSIS:
Value of preferred shares outstanding (000 omitted)           $40,000     $40,000      $40,000     $40,000      $40,000
Net asset coverage per share of preferred shares,
 end of period                                               $147,379    $146,235     $139,382    $142,272     $133,867
Liquidation value per share of preferred shares(5)            $50,000     $50,000      $50,000     $50,000      $50,000

(1) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no effect on the Fund's results of operations for the period ended March 31, 2002. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4) Ratio reflects total net investment income less dividends paid to preferred shareholders divided by average net assets applicable to common shareholders.

(5) Excluding any accumulated but unpaid dividends.

(6) The average shares outstanding method has been applied for per share information.
See accompanying notes

                           DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS March 31, 2004

NOTES
   TO FINANCIAL STATEMENTS

Delaware Investments Minnesota Municipal Income Fund, Inc. ("Minnesota Municipal Fund"); Delaware Investments Minnesota Municipal Income Fund II, Inc. ("Minnesota Municipal Fund II"); Delaware Investments Minnesota Municipal Income Fund III, Inc. ("Minnesota Municipal Fund III"); Delaware Investments Arizona Municipal Income Fund, Inc. ("Arizona Municipal Fund"), and Delaware Investments Colorado Insured Municipal Income Fund, Inc. ("Colorado Insured Municipal Fund") are organized as Minnesota corporations and Delaware Investments Florida Insured Municipal Income Fund ("Florida Insured Municipal Fund") is organized as a Massachusetts Business Trust (each referred to as a "Fund" and collectively as the "Funds"). The Minnesota Municipal Fund II, Florida Insured Municipal Fund and Arizona Municipal Fund are diversified closed-end management investment companies and Minnesota Municipal Fund, Minnesota Municipal Fund III and Colorado Insured Municipal Fund are non-diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. The Funds' shares trade on the American Stock Exchange.

The investment objective of each Fund is to provide current income exempt from federal income tax and from the personal income tax of its state, if any, consistent with the preservation of capital. Florida Insured Municipal Fund will generally seek investments that will enable its shares to be exempt from Florida's intangible personal property tax. Each Fund will seek to achieve its investment objective by investing substantially all of its net assets in investment grade, tax-exempt municipal obligations of its respective state.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees/Directors.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the Funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually.

In order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Funds may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Funds and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Expenses Paid Indirectly -- Certain expenses of the Funds are paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly." The amounts of these expenses for the year ended March 31, 2004 were as follows:


                                Minnesota    Minnesota   Minnesota    Arizona       Florida Insured    Colorado Insured
                                Municipal    Municipal   Municipal    Municipal         Municipal          Municipal
                                  Fund I      Fund II    Fund III       Fund              Fund                Fund
                                ---------    ---------   ---------   ----------     ---------------    ----------------
Pricing Reimbursements            $1,427      $4,069         $992      $1,701            $1,424              $2,812
Earnings Credits                   2,170       4,947        1,900       2,911             1,750               3,050

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS
   WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.40% which is calculated daily based on the average daily net assets of each Fund, including assets attributable to any preferred stock that may be outstanding.

The Funds have engaged Delaware Service Company, Inc., (DSC), an affiliate of DMC, to provide accounting and administration services which are based on average net assets and paid on a monthly basis, subject to certain minimums.

At March 31, 2004, the Funds had liabilities payable to affiliates as follows:


                                                   Minnesota   Minnesota   Minnesota    Arizona   Florida Insured  Colorado Insured
                                                   Municipal   Municipal   Municipal   Municipal     Municipal         Municipal
                                                    Fund I      Fund II    Fund III     Fund          Fund               Fund
                                                  ---------   ---------    ---------  ---------  ---------------   ---------------
Investment management fee payable to DMC            $19,871     $57,410      $13,992    $24,023       $19,884           $39,790
Accounting, administration and other expenses
  payable to DSC                                     13,091      11,154       12,251      8,928         9,004            26,265
Other expenses payable to DMC and affiliates*        22,864      24,042       22,523     22,876        23,062            22,312


*DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees, and trustees'/directors' fees.

                            DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS


NOTES
 TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Certain internal legal expenses are allocated to the Funds. For the year ended March 31, 2004, the Delaware Investments Minnesota Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Delaware Investments Minnesota Municipal Income Fund III, Delaware Investments Arizona Municipal Income Fund, Delaware Investments Florida Insured Municipal Income Fund, and Delaware Investments Colorado Insured Municipal Income Fund were allocated costs of $4,514, $11,939, $2,803, $5,121, $4,489, and $8,503, respectively.

Certain officers of DMC and DSC are officers and/or directors/trustees of the Funds. These officers and directors/trustees are paid no compensation by the Funds.

3. INVESTMENTS
For the year ended March 31, 2004, the Funds made purchases and sales of investment securities as follows:


                                    Minnesota    Minnesota    Minnesota     Arizona   Florida Insured   Colorado Insured
                                    Municipal    Municipal    Municipal    Municipal     Municipal          Municipal
                                     Fund I       Fund II     Fund III       Fund          Fund               Fund
                                   -----------  -----------  ----------   -----------  --------------   -----------------
Purchases                          $29,353,225  $56,028,577  $17,115,344  $20,812,342    $1,485,630       $14,677,342
Sales                               30,674,078   55,972,120   16,852,681   22,047,239     1,837,000        15,794,859


At March 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                         Minnesota     Minnesota   Minnesota        Arizona    Florida Insured   Colorado Insured
                                         Municipal     Municipal   Municipal       Municipal      Municipal          Municipal
                                          Fund I        Fund II     Fund III          Fund           Fund              Fund
                                       -----------    -----------  ----------     ------------  --------------   ----------------
Cost of Investments                    $55,143,199   $160,910,606   $38,504,514   $65,040,026      $53,303,445      $107,365,110
                                       ===========   ============   ===========   ===========      ===========      ============
Aggregate Unrealized Appreciation       $2,996,799     $9,092,105    $2,589,940    $4,391,725       $4,896,276        $8,604,130
Aggregate Unrealized Depreciation          (30,803)      (505,897)      (59,771)      (47,636)              --           (20,311)
                                       -----------   ------------   -----------   -----------      -----------      ------------
Net Unrealized Appreciation             $2,965,996     $8,586,208    $2,530,169    $4,344,089       $4,896,276        $8,583,819
                                       ===========   ============   ===========   ===========      ===========      ============

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended March 31, 2004 and 2003 were as follows:


                                                           Minnesota Municipal Fund           Minnesota Municipal Fund II
                                                       --------------------------------       ---------------------------
                                                         3/31/04           3/31/03               3/31/04        3/31/03
Tax-exempt income                                      $2,538,026        $2,553,713           $7,775,641       $7,626,454
Ordinary income                                           122,453                --               53,803               --
Long-term capital gain                                  1,409,907           190,519                   --               --
                                                       ----------        ----------           ----------       ----------
Total                                                  $4,070,386        $2,744,232           $7,829,444       $7,626,454
                                                       ==========        ==========           ==========       ==========

                                                          Minnesota Municipal Fund III           Arizona Municipal Fund
                                                       ---------------------------------       --------------------------
                                                         3/31/04           3/31/03              3/31/04        3/31/03
Tax-exempt income                                      $1,750,401        $1,731,568           $3,072,779     $3,107,004
Ordinary Income                                            19,044                --              178,072         65,300
Long-term capital gain                                         --                --              345,992        479,237
                                                       ----------        ----------           ----------     ----------
Total                                                  $1,769,445        $1,731,568           $3,596,843     $3,651,541
                                                       ==========        ==========           ==========     ==========

                                                        Florida Insured Municipal Fund    Colorado Insured Municipal Fund
                                                       ---------------------------------  -------------------------------
                                                         3/31/04          3/31/03               3/31/04        3/31/03
Tax-exempt income                                      $2,608,022        $2,541,617           $5,016,217     $5,022,997
Ordinary Income                                                --                --               63,831        192,861
Long-term capital gain                                    123,426                --              613,104        839,867
                                                       ----------        ----------           ----------     ----------
Total                                                  $2,731,448        $2,541,617           $5,693,152     $6,055,725
                                                       ==========        ==========           ==========     ==========

                           DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
NOTES
 TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
As of March 31, 2004, the components of net assets on a tax basis were as follows:


                                      Minnesota Municipal Fund     Minnesota Municipal Fund II     Minnesota Municipal Fund III
                                      ------------------------     ---------------------------     ----------------------------
Paid in capital                             $35,426,619                    $99,710,000                      $23,985,129
Undistributed tax-exempt income                 805,302                      3,358,447                          758,251
Capital loss carry forward                           --                       (826,809)                        (672,369)
Post-October loss                              (219,463)                            --                               --
Unrealized appreciation                       2,965,996                      8,586,208                        2,530,169
                                            -----------                   ------------                      -----------
Net assets                                  $38,978,454                   $110,827,846                      $26,601,180
                                            ===========                   ============                      ===========


                                       Arizona Municipal Fund    Florida Insured Municipal Fund   Colorado Insured Municipal Fund
                                       ----------------------    ------------------------------   -------------------------------
Paid in capital                             $40,838,893                    $33,361,389                      $67,238,110
Undistributed tax-exempt income               1,126,683                        985,998                        2,003,077
Undistributed ordinary income                    81,954                             --                           14,636
Undistributed long-term gains                    37,759                             --                           63,004
Unrealized appreciation                       4,344,089                      4,896,276                        8,583,819
                                            -----------                   ------------                      -----------
Net assets                                  $46,429,378                    $39,243,663                      $77,902,646
                                            ===========                   ============                      ===========

Post-October losses represent losses realized on investment transactions from November 1, 2003 through March 31, 2004 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended March 31, 2004, the Funds recorded the following permanent reclassifications. Reclassifications are primarily due to tax treatment of market discount on certain debt instruments and expiration of capital loss carry forwards. Results of operations and net assets were not affected by these reclassifications.

                                         Minnesota Municipal Fund   Minnesota Municipal Fund II     Minnesota Municipal Fund III
                                         ------------------------   ---------------------------     ----------------------------
Undistributed net investment income              37,290                         59,698                          21,548
Accumulated realized gain (loss)                (37,290)                       (59,698)                        847,228
Paid-in capital                                      --                             --                        (868,776)


                                          Arizona Municipal Fund          Florida Insured Municipal Fund
                                          ----------------------          ------------------------------
Undistributed net investment income                14,007                              (882)
Accumulated realized gain (loss)                  (14,007)                              882


For federal income tax purposes, certain Funds had accumulated capital losses as of March 31, 2004, which may be carried forward and applied against future capital gains. Such capital loss carryforward amounts will expire as follows:

                                                   2005       2006         2008        2009        2010        Total
                                                   ----       ----         ----        ----        ----        -----
Minnesota Municipal Fund II                      $73,298    $132,129     $437,162    $175,804     $8,416     $826,809
Minnesota Municipal Fund III                     455,666       6,539       56,856     153,308         --      672,369

5. CAPITAL STOCK

Pursuant to their articles of incorporation, Minnesota Municipal Fund, Minnesota Municipal Fund II, Minnesota Municipal Fund III, Arizona Municipal Fund and Colorado Insured Municipal Fund each have 200 million shares of $0.01 par value common shares authorized. Florida Insured Municipal Fund has been authorized to issue an unlimited amount of $0.01 par value common shares. The Funds did not repurchase any shares under the Share Repurchase Program during the year ending March 31, 2004. Shares issuable under the Fund's dividend reinvestment plan are purchased by the Fund's transfer agent, Mellon Investor Services, LLC, in the open market.

The Funds each have one million shares of $0.01 par value preferred shares authorized, except for Florida Insured Municipal Fund, which has an unlimited amount of $0.01 par value preferred shares authorized. Under resolutions adopted by the Board of Directors/Trustees, Minnesota Municipal Fund is allowed to issue up to 400 preferred shares, of which the entire amount was issued on August 6, 1992. On May 14, 1993, Minnesota Municipal Fund II, Arizona Municipal Fund and Florida Insured Municipal Fund issued 1,200, 500 and 400 preferred shares, respectively. On December 10, 1993, Minnesota Municipal Fund III issued 300 preferred shares and on September 23, 1993, Colorado Insured Municipal Fund issued 800 preferred shares. The preferred shares of each Fund have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends.

                            DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
NOTES
 TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL STOCK (CONTINUED)
Dividends for the outstanding preferred shares of each Fund are cumulative at a rate established at the initial public offering and are typically reset every 28 days based on the results of an auction. Dividend rates (adjusted for any capital gain distributions) ranged during the year ended March 31, 2004 as follows:


Fund                                                  Low                 High
----                                                 -----                -----
Minnesota Municipal Fund                             0.89%      to        1.22%
Minnesota Municipal Fund II                          0.75%      to        1.25%
Minnesota Municipal Fund III                         0.80%      to        1.30%
Arizona Municipal Fund                               0.82%      to        1.12%
Florida Insured Municipal Fund                       0.80%      to        1.15%
Colorado Insured Municipal Fund                      0.65%      to        1.17%

Salomon Smith Barney, Inc. and Merrill Lynch Pierce, Fenner & Smith Inc. (Colorado Insured Municipal Fund only), as the remarketing agents, receive an annual fee from each of the Funds of 0.25% of the average amount of preferred stock outstanding.

Under the 1940 Act, the Funds may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred stock is less than 200%. The preferred shares are redeemable at the option of the Funds, in whole or in part, on any dividend payment date at $50,000 per share plus any accumulated but unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $50,000 per share plus any accumulated but unpaid dividends whether or not declared, if certain requirements relating to the composition of the assets and liabilities of each Fund are not satisfied. The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares are also entitled to elect two of each Fund's Directors. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, and (b) take any action requiring a vote of security holders pursuant of Section 13(a) of the 1940 Act, including, among other things, changes in each of the Fund's subclassification as a closed-end investment company or changes in their fundamental investment restrictions.

6. CREDIT AND MARKET RISKS
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

7. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. TAX INFORMATION (UNAUDITED)
The information set forth is for the Funds' fiscal year end as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes was sent to them in early 2004. Please consult your tax advisor for proper treatment of this information.

For the year ended March 31, 2004, each Fund designates as long-term capital gains, ordinary income, and tax-exempt income distributions paid during the year as follows:

                                               Long-Term            Long-Term            Ordinary         Tax        Total
                                            Capital Gains          Capital Gains          Income       Exempt    Distributions
                                         Distributions-15%(a)    Distributions-20%    Distributions     Income     (Tax Basis)

Minnesota Municipal Fund I                       8%                    27%                   3%           62%         100%
Minnesota Municipal Fund II                     --                     --                    1%           99%         100%
Minnesota Municipal Fund III                    --                     --                    1%           99%         100%
Arizona Municipal Fund                           5%                     5%                   5%           85%         100%
Florida Insured Municipal Fund                   2%                     3%                  --            95%         100%
Colorado Insured Municipal Fund                  2%                     9%                   1%           88%         100%

(a) For the year ended March 31, 2004, certain long-term capital gains distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Minnesota Municipal Income Fund, Arizona Municipal Income Fund, Florida Insured Municipal Income Fund, and Colorado Insured Municipal Income Fund designated $307,077, $178,521, $53,008, and $115,296, respectively, to be taxed at a maximum rate of 15%. Complete information was computed and reported in conjunction with your 2003 Form 1099-DIV.

REPORT
 OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors/Trustees

Delaware Investments Minnesota Municipal Income Fund, Inc.
Delaware Investments Minnesota Municipal Income Fund II, Inc.
Delaware Investments Minnesota Municipal Income Fund III, Inc.
Delaware Investments Arizona Municipal Income Fund, Inc.
Delaware Investments Florida Insured Municipal Income Fund
Delaware Investments Colorado Insured Municipal Income Fund, Inc.

We have audited the accompanying statements of net assets of Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc., Delaware Investments Minnesota Municipal Income Fund III, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, and Delaware Investments Colorado Insured Municipal Income Fund, Inc. (the "Funds") as of March 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the respective Funds at March 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP

Philadelphia, Pennsylvania
May 7, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
    BOARD OF DIRECTORS/TRUSTEES AND OFFICERS ADDENDUM

A fund is governed by a Board of Trustees/Directors (hereinafter referred to as Trustees) which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund Trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees and Officers with certain background and related information.

                                                                             Principal             Number of           Other
   Name,                      Position(s)                                   Occupation(s)      Portfolios in Fund   Directorships
  Address                      Held with          Length of Time               During           Complex Overseen   Held by Trustee
and Birthdate                   Fund(s)               Served                Past 5 Years     by Trustee or Officer   or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)         Chairman and          4 Years -           Since August 2000,             80            None
   2005 Market Street            Trustee(4)      Executive Officer   Mr. Driscoll has served in
    Philadelphia, PA                                                various executive capacities
       19103                                      Trustee since       at different times at
                                                   May 15, 2003     Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

                                                                          Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH              Trustee              16 Years              Board Chairman -            98            None
   2005 Market Street                                               Citadel Construction Corporation
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927


   JOHN H. DURHAM                Trustee             25 Years(3)           Private Investor             98       Trustee - Abington
  2005 Market Street                                                                                              Memorial Hospital
  Philadelphia, PA
       19103

   August 7, 1937                                                                                               President/Director -
                                                                                                                 22 WR Corporation


   JOHN A. FRY                   Trustee(4)           3 Years                 President -               80            None
 2005 Market Street                                                    Franklin & Marshall College
 Philadelphia, PA                                                        (June 2002 - Present)
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)


  ANTHONY D. KNERR               Trustee              11 Years        Founder/Managing Director -       98            None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

  December 7, 1938

                                                                             Principal             Number of           Other
   Name,                      Position(s)                                   Occupation(s)      Portfolios in Fund   Directorships
  Address                      Held with          Length of Time               During           Complex Overseen   Held by Trustee
and Birthdate                   Fund(s)               Served                Past 5 Years     by Trustee or Officer   or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN                  Trustee              15 Years     Treasurer/Chief Fiscal Officer -    98          Director - Andy
 2005 Market Street                                                     National Gallery of Art                   Warhol Foundation
 Philadelphia, PA                                                           (1994 - 1999)
      19103                                                                                                          Director -
                                                                                                                    Systemax, Inc.
   November 1, 1940


   THOMAS F. MADISON             Trustee              10 Years             President/Chief             98            Director -
   2005 Market Street                                                     Executive Officer -                      Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                     Director -
                                                                            and Consulting)                      CenterPoint Energy
                                                                        (January 1993 - Present)
   February 25, 1936                                                                                             Director - Digital
                                                                                                                     River Inc.

                                                                                                                 Director - Rimage
                                                                                                                    Corporation


   JANET L. YEOMANS              Trustee              5 Years           Vice President/Mergers &       98             None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                           various management
                                                                       positions at 3M Corporation
                                                                               since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

    JOSEPH H. HASTINGS          Executive           Executive        Mr. Hastings has served in        98            None
    2005 Market Street       Vice President      Vice President     various executive capacities
     Philadelphia, PA              and                 and            at different times at
         19103               Chief Financial     Chief Financial      Delaware Investments.
                                 Officer          Officer since
   December 19, 1949                             August 21, 2003

   RICHELLE S. MAESTRO   Executive Vice President,  Chief Legal      Ms. Maestro has served in         98            None
   2005 Market Street       Chief Legal Officer    Officer since    various executive capacities
    Philadelphia, PA          and Secretary        March 17, 2003     at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   MICHAEL P. BISHOF         Senior Vice President    8 Years          Mr. Bishof has served in        98            None
   2005 Market Street            and Treasurer                       various executive capacities
    Philadelphia, PA                                                     at different times at
       19103                                                             Delaware Investments.

   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3)  Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This annual report is for the information of Delaware Investments Closed-End Municipal Bond Funds shareholders. The return and principal value of an investment in each Fund will fluctuate so that shares, when resold, may be worth more or less than their original cost. Notice is hereby given in accordance with
Section 23(c) of the Investment Company Act of 1940 that the Funds may, from time-to-time, purchase shares of their common stock on the open market at market prices.

BOARD OF TRUSTEES                           AFFILIATED OFFICERS                      CONTACT INFORMATION
JUDE T. DRISCOLL
Chairman                                    JOSEPH H. HASTINGS                       INVESTMENT MANAGER
Delaware Investments Family of Funds        Executive Vice President and             Delaware Management Company
Philadelphia, PA                            Chief Financial Officer                  Philadelphia, PA
                                            Delaware Investments Family of Funds
WALTER P. BABICH                            Philadelphia, PA                         INTERNATIONAL AFFILIATE
Board Chairman                                                                       Delaware International Advisers Ltd.
Citadel Construction Corporation            RICHELLE S. MAESTRO                      London, England
King of Prussia, PA                         Executive Vice President,

JOHN H. DURHAM                              Chief Legal Officer and Secretary        PRINCIPAL OFFICE OF THE FUNDS
Private Investor                            Delaware Investments Family of Funds     2005 Market Street
Gwynedd Valley, PA                          Philadelphia, PA                         Philadelphia, PA 19103-7057

JOHN A. FRY                                 MICHAEL P. BISHOF                        INDEPENDENT AUDITORS
President                                   Senior Vice President and Treasurer      Ernst & Young LLP
Franklin & Marshall College                 Delaware Investments Family of Funds     2001 Market Street
Lancaster, PA                               Philadelphia, PA                         Philadelphia, PA 19103

ANTHONY D. KNERR                                                                     REGISTRAR AND STOCK TRANSFER AGENT
Managing Director                                                                    Mellon Investor Services, L.L.C.
Anthony Knerr & Associates                                                           Overpeck Centre
New York, NY                                                                         85 Challenger Road
                                                                                     Ridgefield Park, NJ 07660
ANN R. LEVEN                                                                         800 851-9677
Former Treasurer/Chief Fiscal Officer
National Gallery of Art                                                              FOR SECURITIES DEALERS AND FINANCIAL
Washington, DC                                                                       INSTITUTIONS REPRESENTATIVES
                                                                                     800 362-7500
THOMAS F. MADISON
President and Chief Executive Officer                                                WEB SITE
MLM Partners, Inc.                                                                   www.delawareinvestments.com
Minneapolis, MN
                                                                                     NUMBER OF RECORDHOLDERS AS OF
JANET L. YEOMANS                                                                     MARCH 31, 2004:
Vice President/Mergers & Acquisitions                                                Minnesota Municipal Income Fund I          336
3M Corporation                                                                       Minnesota Municipal Income Fund II         542
St. Paul, MN                                                                         Minnesota Municipal Income Fund III        130
                                                                                     Arizona Municipal Income Fund              103
Thomas F. Madison and Janet L. Yeomans were                                          Florida Insured Municipal Income Fund      168
elected by the preferred Shareholders                                                Colorado Insured Municipal
of the Delaware Investments Closed-End                                                 Income Fund                              180
Municipal Bond Funds.

--------------------------------------------------------------------------------
A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Funds' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Funds' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------


(8693)                                                      Printed in the USA
AR-CEMUNI [3/04] IVES 5/04                                               J9650

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Ann R. Leven
         Thomas F. Madison
         Janet L. Yeomans(1)

Item 4. Principal Accountant Fees and Services

         (a) Audit fees.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $16,950 for the fiscal year ended March 31, 2004.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $26,550 for the fiscal year ended March 31, 2003.


-----------------------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

         (b) Audit-related fees.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $9,900 for the fiscal year ended March 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: quarterly agreed-upon procedures with respect to the preferred stock rating agency reports.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $15,750 for the Registrant's fiscal year ended March 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: These audit-related services were as follows: issuance of agreed-upon procedures reports to the Fund's Board in connection with the annual accounting service agent contract renewal and the pass-through of internal legal costs relating to the operations of the Fund.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $9,000 for the fiscal year ended March 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: quarterly agreed-upon procedures with respect to the preferred stock rating agency reports.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $21,800 for the Registrant's fiscal year ended March 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of agreed-upon procedures reports to the Fund's Board in connection with the annual accounting service agent contract renewal and the pass-through of internal legal costs relating to the operations of the Fund.

         (c) Tax fees.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $1,250 for the fiscal year ended March 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns/review of excise returns.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended March 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $1,150 for the fiscal year ended March 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns/review of excise returns.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended March 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         (d) All other fees.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended March 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended March 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended March 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended March 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         (e) The Registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the Registrant's independent auditors for services rendered to the Registrant and to its investment adviser(s) and other service providers under common control with the adviser(s) were $166,625 and $186,100 for the Registrant's fiscal years ended March 31, 2004 and March 31, 2003, respectively.

         (h) In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

         The registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the registrant's Audit Committee are Ann R. Leven, Thomas F. Madison and Janet L. Yeomans.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         The registrant has formally delegated to its investment adviser(s) (including any sub-adviser) (the "Adviser") the ability to make all proxy voting decisions in relation to portfolio securities held by the registrant. If and when proxies need to be voted on behalf of the registrant, the Adviser will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Adviser has established a Proxy Voting Committee (the "Committee") which is responsible for overseeing the Adviser's proxy voting process for the registrant. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the registrant.

         In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the registrant and other Adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS's proxy voting activities. If a proxy has been voted for the registrant, ISS will create a record of the vote. Beginning no later than August 31, 2004, information (if any) regarding how the registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the registrant's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

         The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Adviser will also vote against management's recommendation when it believes that such position is not in the best interests of the registrant.

         As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the registrant. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals to create a new class of common stock with superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to management compensation plans are generally determined on a case-by-case basis; (vii) generally vote for reports on the level of greenhouse gas emissions from a company's operations and products; and (viii) generally vote for proposals requesting the company to report on its policies and practices related to social, environmental and economic sustainability.

         Because the registrant has delegated proxy voting to the Adviser, the registrant is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Adviser does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the registrant are voted by ISS in accordance with the Procedures. Because almost all registrant proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the registrant. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the registrant.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Required only for periods ending on or after June 15, 2004.

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT: Delaware Investments Minnesota Municipal Income Fund III,
                    Inc.

JUDE T. DRISCOLL
---------------------------
By:    Jude T. Driscoll
       --------------------
Title: Chairman
Date:  6/3/04

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
------------------------------------
By:    Jude T. Driscoll
       -----------------------------
Title: Chairman
Date:  6/3/04


JOSEPH H. HASTINGS
------------------------------------
By:    Joseph H. Hastings
       -----------------------------
Title: Chief Financial Officer
Date:  6/3/04